Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	MR
Entity Registrant Name	Mindray Medical International LTD
Entity Central Index Key	0001373060
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	86,093,002
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	29,619,907

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net revenues	$ 880,743		$ 704,309		$ 634,183
Cost of revenues	(394,302)	[1]	(303,334)	[1]	(280,319)	[1]
Gross profit	486,441		400,975		353,864
Operating expenses:
Selling expenses	(167,049)	[1]	(122,960)	[1]	(106,142)	[1]
General and administrative expenses	(70,330)	[1]	(61,193)	[1]	(47,512)	[1]
Research and development expenses	(82,024)	[1]	(60,316)	[1]	(58,383)	[1]
Realignment cost - post acquisition			(919)		(1,215)
Operating income	167,038		155,587		140,612
Other income, net	3,108		8,835		25,525
Interest income	20,816		11,575		6,574
Interest expense	(1,390)		(2,900)		(4,759)
Income before income taxes and non-controlling interests	189,572		173,097		167,952
Provision for income taxes	(22,647)		(17,631)		(28,764)
Net income	166,925		155,466		139,188
Less: Net income attributable to non-controlling interests	(296)
Net income attributable to the Company	$ 166,629		$ 155,466		$ 139,188
Basic earnings per share	$ 1.45		$ 1.37		$ 1.28
Diluted earnings per share	$ 1.41		$ 1.32		$ 1.23
Shares used in computation of:
Basic earnings per share	115,254,095		113,638,024		108,567,305
Diluted earnings per share	118,449,851		117,581,196		113,025,775

[1]	Years Ended December 31, 2009 2010 2011 Share-based compensation charged during the years were included in the following: Cost of revenues $ 467 $ 320 $ 762 Selling expenses 3,406 2,569 4,429 General and administrative expenses 3,318 1,591 3,118 Research and development expenses 3,047 2,800 4,059

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost of Revenues
Share-based compensation charged during the years were included in the following:
Share-based compensation	$ 762	$ 320	$ 467
Selling Expense
Share-based compensation charged during the years were included in the following:
Share-based compensation	4,429	2,569	3,406
General and Administrative Expense
Share-based compensation charged during the years were included in the following:
Share-based compensation	3,118	1,591	3,318
Research and Development Expense
Share-based compensation charged during the years were included in the following:
Share-based compensation	$ 4,059	$ 2,800	$ 3,047

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 124,311	$ 137,502
Short-term investments	479,173	296,003
Accounts receivable (net of allowance for doubtful accounts of $7,821 and $7,787, respectively)	200,437	143,318
Inventories	94,690	79,185
Value added tax receivables	10,833	18,562
Other receivables	16,590	9,953
Prepayments and deposits	9,792	7,596
Deferred tax assets, net	3,483	2,481
Total current assets	939,309	694,600
Other assets	7,330	4,552
Advances for purchase of plant and equipment	6,239	15,775
Property, plant and equipment, net	237,952	207,636
Land use rights, net	55,272	46,079
Intangible assets, net	84,029	66,247
Goodwill	128,840	115,672
Total assets	1,458,971	1,150,561
Current liabilities:
Short-term bank loans	50,475
Notes payable	7,013	5,773
Accounts payable	48,501	44,322
Advances from customers	20,700	13,209
Salaries payable	38,784	26,770
Other payables	67,499	66,615
Income taxes payable	16,847	13,582
Other taxes payable	7,412	4,286
Total current liabilities	257,231	174,557
Long-term bank loan	35,025
Other long-term liabilities	2,355	1,133
Deferred tax liabilities, net	12,925	8,268
Liabilities, Noncurrent, Total	50,305	9,401
Commitments and contingencies (Note 21)
Shareholders' equity:
Ordinary shares (HK$0.001 par value, 5,000,000,000 shares authorized, 114,619,759 shares and 115,341,581 shares issued and outstanding, respectively)	15	15
Additional paid-in capital	486,314	466,613
Retained earnings	566,184	434,143
Accumulated other comprehensive income	100,139	65,830
Treasury stock	(10,160)
Total shareholders' equity	1,142,492	966,601
Non-controlling interests	8,943	2
Total equity	1,151,435	966,603
Total liabilities and shareholders' equity	$ 1,458,971	$ 1,150,561

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 HKD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 HKD
Accounts receivable, allowance for doubtful accounts	$ 7,787		$ 7,821
Ordinary shares, par value		0.001		0.001
Ordinary shares, authorized	5,000,000,000	5,000,000,000	5,000,000,000	5,000,000,000
Ordinary shares, issued	114,619,759	114,619,759	114,619,759	114,619,759
Ordinary shares, outstanding	115,341,581	115,341,581	115,341,581	115,341,581

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	Total	Ordinary Share Capital Number	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Non-Controlling Interests	Comprehensive Income
Balance at Dec. 31, 2008	$ 498,094	$ 14	$ 274,993	$ 183,886	$ 39,199		$ 2
Balance (in shares) at Dec. 31, 2008		107,663,703
Net income	139,188			139,188				139,188
Dividends paid ($0.18 in 2009, $0.20 in 2010, $0.30 in 2011 per share)	(21,598)			(21,598)
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares (in shares)		1,726,737
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares	13,177		13,177
Share-based compensation	10,238		10,238
Currency translation adjustments	1,452				1,452			1,452
Total comprehensive income								140,640
Balance at Dec. 31, 2009	640,551	14	298,408	301,476	40,651		2
Balance (in shares) at Dec. 31, 2009		109,390,440
Net income	155,466			155,466				155,466
Dividends paid ($0.18 in 2009, $0.20 in 2010, $0.30 in 2011 per share)	(22,799)			(22,799)
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares (in shares)		1,229,319
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares	11,160		11,160
Issuance of ordinary shares in secondary offering (in shares)		4,000,000
Issuance of ordinary shares in secondary offering	149,661	1	149,660
Share-based compensation	7,385		7,385
Currency translation adjustments	25,179				25,179			25,179
Total comprehensive income								180,645
Balance at Dec. 31, 2010	966,603	15	466,613	434,143	65,830		2
Balance (in shares) at Dec. 31, 2010		114,619,759
Net income	166,629			166,629				166,629
Dividends paid ($0.18 in 2009, $0.20 in 2010, $0.30 in 2011 per share)	(34,522)			(34,522)
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares (in shares)		1,109,276
Issuance of ordinary shares in relation to exercise of options/issuance of restricted shares	7,121		7,121
Share-based compensation	12,580		12,580
Currency translation adjustments	34,309				34,309			34,309
Treasury stock (in shares)	(387,454)	(387,454)
Treasury stock	(10,160)					(10,160)
Non-controlling interests	8,941						8,941
Others	(66)			(66)
Total comprehensive income								200,938
Balance at Dec. 31, 2011	$ 1,151,435	$ 15	$ 486,314	$ 566,184	$ 100,139	$ (10,160)	$ 8,943
Balance (in shares) at Dec. 31, 2011		115,341,581

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends paid, per share	$ 0.3	$ 0.2	$ 0.18

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income attributable to the Company	$ 166,629	$ 155,466	$ 139,188
Adjustments to reconcile net income to net cash from operating activities:
Amortization of land use rights	1,093	847	506
Depreciation of property, plant and equipment	23,215	18,775	18,697
Amortization of debt issuance costs		590	547
Amortization of intangible assets	9,568	7,450	8,149
Inventory write-down	3,105	1,247	1,370
Allowance/(recovery) for doubtful accounts	(34)	212	3,667
(Gain)/loss on disposal of property, plant and equipment	(1,568)	5	(117)
Gain on fair value change of derivative instruments	(891)
Share-based compensation expenses	12,368	7,280	10,238
Deferred income taxes	2,673	2,972	3,971
Non-controlling interests in profit of subsidiaries	296
Changes in current assets and liabilities:
Increase in accounts receivable	(52,577)	(25,694)	(27,068)
Increase in inventories	(15,186)	(13,768)	(5,523)
Decrease/(increase) in value added taxes receivable	8,286	(9,519)	5,063
Increase in other receivables	(6,810)	(412)	(1,491)
Increase in prepayments and deposits	(2,034)	(91)	(2,962)
Decrease/(increase) in other assets	301	(363)	120
(Decrease)/increase in notes payable	475	(74)	(1,809)
Increase in accounts payable	5,468	7,229	6,739
Increase in advances from customers	6,398	2,785	2,556
Increase in salaries payable	10,798	6,212	3,075
Increase/(decrease) in other payables	13,763	(8,649)	6,186
Increase/(decrease) in income taxes payable	2,837	(2,953)	5,464
Increase/(decrease) in other taxes payable	3,009	(1,642)	1,463
(Decrease)/increase in other long-term liabilities	1,222	(209)	(5,779)
Net cash generated from operating activities	192,404	147,696	172,250
Cash flows from investing activities:
Acquisition cost, net of cash received	(6,530)
Purchase of property, plant and equipment and intangible assets	(68,095)	(35,894)	(40,553)
Purchase of land use rights	(8,149)
Advances for purchase of property, plant and equipment	(13,694)	(30,021)	(15,932)
Proceeds from disposal of property, plant and equipment	4,532	338	74
Decrease in restricted cash		76,347	43,137
Proceeds from sale of restricted/short-term investments	100,274	100,943	134,776
Increase in restricted investments			(189,478)
Increase in short-term investments	(264,123)	(296,003)
Advances to employees loans, net	(2,494)	(3,082)	(160)
Net cash used in investing activities	(258,279)	(187,372)	(68,136)
Cash flows from financing activities:
Repayment of bank loans		(169,066)	(41,928)
Proceeds from bank loans	85,399		54,000
Dividends paid	(34,522)	(22,799)	(21,598)
Proceeds from exercise of options	7,121	11,160	13,177
Stock repurchase	(10,160)
Net proceeds from secondary public offering		149,661
Cash contribution from non-controlling interests	797
Net cash generated from/(used in) financing activities	48,635	(31,044)	3,651
Net increase/(decrease) in cash and cash equivalents	(17,240)	(70,720)	107,765
Cash and cash equivalents at beginning of year	137,502	204,228	96,370
Effect of exchange rate changes on cash	4,049	3,994	93
Cash and cash equivalents at end of year	124,311	137,502	204,228
Supplemental schedule of cash flow information:
Income taxes paid	17,357	17,646	22,230
Interest paid	434	427	2,908
Non-cash investing and financing activities:
Purchase of property, plant and equipment through payables	$ (21,203)	$ (16,168)	$ (2,731)

Organization and principal activities	12 Months Ended
Dec. 31, 2011
Organization and principal activities
1	Organization and principal activities

Mindray Medical International Limited (“MMIL”, “Mindray International” or the “Company”) was incorporated as an exempted company with limited liability in the Cayman Islands on June 10, 2005 under the Companies Law of the Cayman Islands.

The Company is a leading developer, manufacturer and marketer of medical devices worldwide. The Company maintains its global operational headquarters in Shenzhen, the PRC, U.S. headquarters in Mahwah, New Jersey, and sales offices in major international markets. From its main manufacturing and engineering base in the PRC and through the worldwide distributor and direct sales networks, the Company supplies internationally a broad range of products across three primary business segments: patient monitoring and life support products, in-vitro diagnostic products, and medical imaging systems.

On March 9, 2010, the Company completed a public offering of 4,000,000 American Depository shares (“ADS”), representing 4,000,000 Class A ordinary shares at $38.20 per ADS.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies
2	Summary of significant accounting policies

(a)	Basis of presentation and principles of consolidation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the financial statements of the Company and all its majority-owned subsidiaries. The Company does not have interests in any variable interest entities. All significant intercompany balances and transactions have been eliminated upon consolidation.

(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses in the financial statements and accompanying notes. The significant accounting estimates which have had an impact on the Company’s financial statements include share-based compensation, impairment of intangible assets, impairment of long-lived assets, allowance for sales returns, allowance for doubtful accounts, inventories, provision for warranty, economic useful lives of property, plant and equipment, accrued liabilities, income taxes and tax valuation allowances. Actual results could differ from those estimates.

(c)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid short-term deposits which are unrestricted as to withdrawal and use, and which have original maturities less than three months.

(d)	Short-term investments

As of December 31, 2009, restricted investments consisted of amounts placed with and guaranteed by Bank of China for onward lending to third parties. These restricted investments carry interest at 4.779% per annum and contractually matured by June 2010. In March 2010, the restricted cash and restricted investments amounts were released upon repayment of the related bank loans.

As of December 31, 2010, short-term investments consisted of $219,661 placed with trust investment companies (the “Trusts”) for onward lending to third parties. These short-term investments carried interest at 5% per annum and contractually matured in 2011. The amount invested and the interests to be collected by the Trusts were guaranteed by Bank of China and there was no restriction over the short-term investments.

As of December 31, 2011, short-term investments consisted of i) $331,817 placed with and guaranteed by Bank of China which carry interest at 7% per annum which contractually mature in 2012; and ii) $143,899 placed with and guaranteed by Bank of China for onward lending to third parties which carry interest at 7% per annum and contractually mature in 2012.

During 2011, the Company entered into four foreign exchange forward contracts. These contracts are accounted for in accordance with ASC 815 where the contracts’ fair values are marked to market at $891 for the year ended December 31, 2011. The forward contracts are derivative instruments and are not within the scope of hedge accounting.

(e)	Inventories

Inventories are stated at the lower of cost or market value. Cost is calculated using the standard costing, which approximates average costing. Write downs of potentially obsolete or slow-moving inventories are recorded based on the management’s specific analysis of future sales forecasts and economic conditions.

(f)	Intangible assets with finite life

Intangible assets consist of tradenames, completed technologies, core technologies and customer relationships with a finite useful life, and are carried at cost less accumulated amortization. Intangible assets are amortized over their estimated useful lives ranging between 3 and 12 years.

(g)	Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are included in income from operations.

Depreciation is computed on a straight-line basis over the estimated useful lives of assets as follows:

Classification	Years
Land	Indefinite
Buildings and leasehold improvements	Shorter of lease term or 15 to 50 years
Plant and machinery	3 to 5 years
Electronic equipment, furniture and fixtures	3 to 5 years
Motor vehicles	5 years

(h)	Land use rights

All land in the PRC is owned by the PRC government. The PRC government, according to the PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land under operating lease arrangement and are stated at cost less accumulated amortization and any recognized impairment loss. The land use rights are amortized on a straight-line basis over their respective lease periods, ranging from 20 to 50 years.

(i)	Goodwill

Goodwill represents the excess of the purchase price plus fair value of non-controlling interests over the fair value of identifiable assets and liabilities acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on at least an annual basis or when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount in accordance with ASC 350 “Intangibles—Goodwill and Other”. The evaluation of goodwill for impairment involves two steps: (1) the identification of potential impairment by comparing the undiscounted cash flow of a reporting unit with its carrying amount, including goodwill and (2) the measurement of the amount of goodwill impairment by comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill and recognizing a loss by the excess of carrying amount of the goodwill over implied goodwill amount.

In September 2011, the FASB issued an accounting standards update on testing goodwill for impairment with the option of performing a “qualitative” assessment to determine whether further impairment testing is necessary. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 (See Note 2(aa)).

(j)	Impairment of long-lived assets

In accordance with ASC 360 “Impairment or Disposal of Long-Lived Assets”, the Company reviews its long-lived assets which include finite-lived intangible assets, property, plant and equipment and land use rights for potential impairment based on a review of projected undiscounted cash flows associated with these assets. Long-lived assets are evaluated for impairment whenever events and circumstances exist that indicates the carrying amount of these assets may not be recoverable. If the sum of the projected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the difference between the estimated fair value of the assets and the carrying amount.

Management judgment is required in the area of asset impairment, particularly in assessing whether: (1) an event has occurred that indicates potential impairment and; (2) the carrying value of an asset can be supported by the future cash flows from the asset using estimated cash flow projections.

(k)	Revenue recognition

The Company generates revenue from sale of medical devices. As the medical devices that the Company sells include a software element that is more than incidental to the medical devices as a whole, the Company recognizes revenues according to ASC 985-605 “Revenue Recognition”. Since the sales arrangements do not require significant production, modification, or customization of the software, revenues from the sale of medical devices are recognized when all of the following conditions have been satisfied:

•	There is persuasive evidence of an arrangement;

•	Delivery has occurred (e.g., an exchange has taken place);

•	The sales price is fixed or determinable; and

•	Collectability is reasonably assured.

All sales are based on firm customer orders with fixed terms and conditions. The Company does not provide its customers with general right of return, price protection or cash rebates. The sales arrangements do not include any significant post customer support services and does not provide customers with upgrades. Accordingly, revenue from the sale of products is typically recognized upon shipment, when the terms are free-on-board shipping point, or upon delivery.

The Company offers sales incentives to certain customers in the form of free products if they meet certain level of purchases. The costs of these sales incentives are estimated and accrued as cost of revenues with a corresponding increase in current liability at the time of revenue recognition based on the Company’s past experience and its customers’ purchase history.

The Company presents revenues net of value-added tax (“VAT”). The VAT represents a 17% tax collected from customers on behalf of the tax authority, which amounts to $45,470, $47,031 and $60,379 for year ended December 31, 2009, 2010 and 2011 respectively, offset by a 14% VAT refund that the Company is entitled to for sales of products with embedded self-developed software. In 2006, there was a change in regulation around VAT and the Company’s self-developed software was no longer qualified for the 14% VAT refund. In July 2009, the PRC tax authority issued a new tax notice which had a retroactive effect from year 2006 and further clarified and redefined the embedded software sales eligible for VAT refunds. Given the lack of experience in collecting VAT refund under the new tax notice, in 2009, the Company determined to record VAT refund only when approved. Starting in January 2010, the Company recognized its VAT refund on an accrual basis. For the years ended December 31, 2009, 2010 and 2011, the amount of VAT refund included in revenues was $24,746, $17,690 and $21,525 respectively.

(l)	Warranty provision

The Company records a warranty provision at the time product revenue is recognized based on the historical rate of warranty services rendered. The provision is reviewed during the year and is adjusted, if appropriate, to reflect new product offerings or changes in experience. Actual warranty claims are tracked by product line. Movements in warranty provision were as follows:

	December 31,
	2009	2010	2011
Balance at beginning of year	$3,067	$4,172	$5,822
Warranty liabilities assumed in connection with acquisitions	—	—	15
Provision made during the year	7,399	9,007	13,165
Settlement made during the year	(6,294)	(7,357)	(9,660)

Balance at end of year	$4,172	$5,822	$9,342

(m)	Shipping and handling costs

Shipping and handling costs are classified as cost of revenues. For the years ended December 31, 2009, 2010 and 2011, shipping and handling costs were $8,330, $13,979 and $18,189, respectively.

(n)	Government subsidies

Government subsidies include cash subsidies and advance subsidies received from the PRC government by the PRC subsidiaries of the Company. Such subsidies are generally provided in relation to the development of new high technology medical products as well as incentives from the local government for investing in the high technology industry in the region. Subsidies are recognized as deferred income when received and recognized as other income when all the conditions for their receipt have been satisfied. Subsidies recognized as other income were $11,690, $5,093 and $1,960 for the year ended December 31, 2009, 2010 and 2011, respectively.

(o)	Software development costs

The Company capitalizes software development costs in accordance with ASC 985-20, “Costs of Software to be Sold, Leased or Marketed”. Software development costs are capitalized after technological feasibility is established upon completion of a working model or detailed software design specification. Once the software products become available for general releases to the public, the Company amortizes costs over the related product’s estimated economic useful life to cost of revenues. Net capitalized software development costs were included in intangible assets as core technology. Total amount capitalized during December 31, 2009, 2010 and 2011 were $4,645, $8,837 and $14,040, respectively.

(p)	Research and development costs

Research and development (“R&D”) costs are incurred in the development of the new products and processes, including significant improvements and refinements to existing products. R&D costs are expensed as incurred, except for software development costs as disclosed in Note 2(o).

(q)	Advertising expenses

The Company expenses advertising costs as incurred. Advertising expenses were $1,063, $1,348 and $1,727 for the year ended December 31, 2009, 2010 and 2011, respectively, and were included in selling expenses.

(r)	Staff retirement plan costs

The Company’s costs related to its defined contribution staff retirement plans are expensed as incurred (See Note 18).

(s)	Share-based compensation

The Company accounts for share-based compensation to employees of the Company based on the fair value of the share options or restricted shares at grant date. Share-based compensation charge is recognized in accordance with ASC 718 “Compensation — Stock compensation”, using the graded vesting attribution over the vesting period when it is probable that the performance condition will be achieved.

(t)	Income taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

(u)	Basic and diluted earnings per share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share give effect to all dilutive potential ordinary shares outstanding during the period. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. Potential ordinary shares include ordinary shares issuable upon the conversion of the stock options, using the treasury stock method.

(v)	Foreign currency transactions

The functional currency of MMIL is the U.S. dollar (“USD”). The functional currency of the Company’s foreign subsidiaries and branches is the applicable local currency. All transactions in currencies other than functional currencies during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the statement of operations.

Assets and liabilities of non-US dollar functional currency entities are translated using exchange rates in effect at each period end and average exchange rates are used for the statement of operations. Translation adjustments resulting from translation of these financial statements are reflected as a component of other comprehensive income in the statement of shareholders’ equity.

The financial statements are presented using a reporting currency of USD. Effective April 1, 2009, the Company changed its reporting currency to USD from Chinese Renminbi (“RMB”). The change in reporting currency is to better reflect the Company’s performance and to improve investor’s ability to compare the Company’s financial results.

(w)	Comprehensive income

Comprehensive income is defined to include all changes in equity during a period from transactions and other events and circumstances from non-owner sources. During the periods presented, the Company’s comprehensive income includes its net income and foreign currency translation adjustments. Comprehensive income is presented in the consolidated statements of shareholders’ equity and comprehensive income.

(x)	Fair value disclosures

The fair value of a financial instrument is the amount at which the financial instrument would be exchanged in a current transaction between willing parties. The carrying amounts of cash and cash equivalents, restricted cash and investments, accounts receivable, value added tax receivables, other receivables, prepayments and deposits, short-term bank loans, notes payable, accounts payable, advances from customers, salaries payable, other payables and other taxes payable approximate their fair values due to the short-term nature of these instruments.

(y)	Fair value measurement

On January 1, 2010, the Company adopted the amendment to improve the disclosures about fair value measurements. The adoption of the authoritative guidance did not materially affect the Company’s results and financial condition.

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Company applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial assets and liabilities measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Fair Value Measurements at Reporting Date Using
	Total Fair Value on Balance Sheet	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2010
Cash and cash equivalents	$137,502	$137,502	$—	$—

Short-term investments	296,003	—	296,003	—

As of December 31, 2011
Cash and cash equivalents	124,311	124,311	—	—

Short-term investments	479,173	—	479,173	—

(z)	Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable.

The Company places its cash and cash equivalents with financial institutions with high-credit ratings and quality and a significant portion is placed with financial institutions in the PRC.

The Company invests in short-term investments with capital guaranteed by financial institutions with high-credit ratings and quality in the PRC.

The PRC does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Company believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in the PRC and the Company believes that these PRC banks that hold the Company’s cash and cash equivalents are financially sound based on public available information.

The Company generally requires upfront payment or a significant installment prior to delivery of their products. In addition, there are no major customers with sales transactions over 10% of total sales during the period presented. As a consequence, management believes the Company’s exposure to credit risk is not significant. The Company establishes allowance for doubtful accounts primarily based upon the age of receivables and factors surrounding the credit risk of specific customers.

(aa) Recently issued accounting standards

In October 2009, the FASB issued revenue recognition guidance for arrangements that involve the delivery of multiple-elements. This guidance addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than as a combined unit. Specifically, this guidance amends the criteria for separating consideration in multiple-deliverable arrangements. This guidance establishes a selling price hierarchy for determining the selling price of a deliverable, which is based on: (a) vendor-specific objective evidence; (b) third-party evidence; or (c) estimates. This guidance also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. In addition, this guidance significantly expands required disclosures related to a vendor’s multiple-deliverable revenue arrangements. This accounting standard will be effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company adopted this guidance in fiscal year 2011, and the adoption does not have any significant impact on the Company’s consolidated financial statements.

In October 2009, the FASB issued revenue recognition guidance for arrangements that include software elements. This guidance changes the accounting model for revenue arrangements that include both tangible products and software elements and provides additional guidance on how to determine which software, if any, relating to tangible product would be excluded from the scope of the software revenue guidance. In addition, it provides guidance on how a vendor should allocate arrangement consideration to deliverables in an arrangement that includes both tangible products and software. This accounting standard is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company adopted this guidance in fiscal year 2011, and the adoption does not have any significant impact on the Company’s consolidated financial statements.

In January 2010, the FASB issued an amendment to improve the disclosures about fair value measurements. It adds new requirements for disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. The amendment is effective for the first reporting period beginning after December 15, 2009, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. In the period of initial adoption, entities will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. However, those disclosures are required for periods ending after initial adoption. Early adoption is permitted. The Company has adopted the amendments for the period beginning January 1, 2010 except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis. The Company adopted the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis for the period beginning January 1, 2011, and the adoption does not have any significant impact on the Company’s consolidated financial statements.

In April 2010, the FASB issued an accounting standards update on the effect of denominating the exercise price of share-based payment awards in the currency of the market in which the underlying equity security trades. This updates the guidance in stock compensation to clarify that share-based payment awards with an exercise price denominated in the currency of a market in which a substantial portion of the underlying equity security trades should not be considered to meet the criteria requiring classification as a liability. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. Early adoption is permitted. The Company adopted this update in fiscal year 2011, and the adoption does not have any significant impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued an accounting standards update on presentation of comprehensive income. This update addresses that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Under both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The updates do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB issued an amendment to indefinitely defer one of the requirements contained in its June 2011 final standard. That requirement called for reclassification adjustments from accumulated other comprehensive income to be measured and presented by income statement line item in net income and also in other comprehensive income. The updates and related deferral are effective for fiscal years beginning after December 15, 2011. Early adoption is permitted. Full retrospective application is required. The Company does not expect the adoption will have a significant impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued an accounting standards update on testing goodwill for impairment. The revised standard is intended to reduce the cost and complexity of the annual goodwill impairment test by providing both public and nonpublic entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The revised standard allows an entity first to assess qualitatively whether it is necessary to perform step one of the two-step annual goodwill impairment test. An entity is required to perform step one only if the entity concludes that it is more likely than not that a reporting unit's fair value is less than its carrying amount (that is, a likelihood of more than 50%). This is different than the current guidance, which requires entities to perform step one of the test, at least annually, by calculating and comparing the fair value of a reporting unit to its carrying amount. The revised standard does not change existing guidance on: 1) when to test goodwill for impairment. Goodwill will continue to be tested for impairment on an annual basis and between annual tests (''interim tests'') in certain circumstances; 2) for other instances that require an entity to calculate the fair value of a reporting unit. Further, the revised standard does not affect the measurement of impairment loss under step two of the goodwill impairment test. Impairment losses will continue to be recognized to the extent that the carrying amount of a reporting unit's goodwill exceeds its implied fair value. The implied fair value of goodwill is determined in the way that it would be determined in a business combination. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. However, an entity can choose to early adopt the revised standard even if its annual test date is before September 15, 2011 (the date on which the revised standard was issued), provided that the entity has not yet issued its financial statements for the period that includes its annual test date. The Company does not expect the adoption will have a significant impact on the Company’s consolidated financial statements.

Investments in subsidiaries	12 Months Ended
Dec. 31, 2011
Investments in subsidiaries
3	Investments in subsidiaries

Subsidiaries

Particulars regarding the legal subsidiaries as of December 31, 2011 are as follows:

Name of Company	Place of Establishment and Operation	Percentage of Ordinary share/ Registered Capital Held by the Company		Principal Activities
Mindray Medical Sweden AB	Sweden	100%		Manufacturing and sales of medical equipments and research and development of related products
Beijing Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	99.90%		Research and development of medical equipment
Datascope International B.V. Netherlands Filial	Netherlands	100%		Investment holding
Mindray — Distribution and Commercialization of Medical Equipment Brazil Ltda.	Brazil	100%		Marketing of medical equipments
Mindray (UK) Limited	United Kingdom	100%		Sales and marketing of medical equipment
Mindray DS USA Inc.	United States	100%		Manufacturing and sales of medical equipments and research and development of related products
Mindray Global Limited	BVI	100%		Investment holding
Mindray Investments Singapore Pte. Ltd.	Singapore	100%		Investment holding
Mindray Medical Canada Limited	Canada	100%		Marketing of medical equipment
Mindray Medical France SARL	France	100%		Marketing of medical equipment
Mindray Medical Germany GmbH	Germany	100%		Marketing of medical equipment
Mindray Medical India Private Limited	India	100%		Marketing of medical equipment
Mindray Medical Italy S.r.l.	Italy	100%		Marketing of medical equipment
Mindray Medical Mexico S de R.L. de C.V.	Mexico	100%		Marketing of medical equipment
Mindray Medical Netherlands B.V.	The Netherlands	100%		Marketing of medical equipment
Mindray Medical Rus Limited	Russia	100%		Marketing of medical equipment
Mindray Medical Technology Istanbul Limited Liability Company	Turkey	100%		Marketing of medical equipment
Mindray Research and Development Limited	BVI	100%		Investment holding
MR Holdings (HK) Limited	Hong Kong	100%		Investment holding
MR Investments (HK) Limited	Hong Kong	100%		Investment holding
Nanjing Mindray Bio-Medical Electronics Co., Ltd.	PRC	100%		Manufacturing and sales of medical equipments and research and development of related products
PT Mindray Medical Indonesia	Indonesia	100%		Marketing of medical equipment
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	PRC	99.99%		Manufacturing and sales of medical equipments and research and development of related products
Mindray Medical Colombia S.A.S	Colombia	100%		Marketing of medical equipment
Mindray Medical Egypt Limited	Egypt	100%		Marketing of medical equipment
Mindray Medical Espana S.L. Mindray Medical Thailand Limited	Spain Thailand	100 100	% %	Marketing of medical equipment Marketing of medical equipment
Shenzhen Mindray Investment & Development Co., Ltd.	PRC	100%		Investment holding
Shenzhen Shenke Medical Instrument Technical Development Co., Ltd	PRC	51%		Manufacturing and sales of medical equipments and research and development of related products
Suzhou Hyssen Electronic Technology Ltd	PRC	51%		Manufacturing and sales of medical equipments and research and development of related products
Xi’an Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	100%		Research and development of medical equipments and related products
Chengdu Shen Mindray Medical Electronics Technology Research Institute Co., ltd.	PRC	100%		Research and development of medical equipments and related products
Shenzhen Mindray Software Technology Co., Ltd.	PRC	100%		Development and sale of software applications

Accounts receivable	12 Months Ended
Dec. 31, 2011
Accounts receivable
4	Accounts receivable

Movements in allowance for doubtful accounts were as follows:

	December 31,
	2009	2010	2011
Balance at beginning of year	$3,942	$7,609	$7,821
Allowance/(recovery) made during the year	3,667	212	(34)

Balance at end of year	$7,609	$7,821	$7,787

Inventories	12 Months Ended
Dec. 31, 2011
Inventories
5	Inventories

Inventories consisted of the following:

	December 31,
	2010	2011
Raw materials	$34,356	$40,742
Work-in-progress	25,686	30,478
Finished goods	19,143	23,470

	$79,185	$94,690

During the year ended December 31, 2009, 2010, and 2011, the Company recorded inventories write-down of $1,370, $1,247 and $3,105, respectively, to their net realizable value.

Property, plant and equipment, net	12 Months Ended
Dec. 31, 2011
Property, plant and equipment, net
6	Property, plant and equipment, net

Property, plant and equipment, net consisted of the following:

	December 31,
	2010	2011
At cost
Land	$3,514	$4,485
Buildings and leasehold improvements	166,928	188,738
Plant and machinery	25,989	33,557
Electronic equipment, furniture and fixtures	70,727	87,175
Motor vehicles	2,112	2,244

Total	269,270	316,199
Less: Accumulated depreciation	(73,177)	(95,377)

	196,093	220,822
Construction in progress	11,543	17,130

Net book value	$207,636	$237,952

Depreciation expenses were $18,697, $18,775 and $23,215 for year ended December 31, 2009, 2010, and 2011, respectively.

Land use rights, net	12 Months Ended
Dec. 31, 2011
Land use rights, net
7	Land use rights, net

The Company’s interests in land use rights represent prepaid operating lease payments and their net book value is analyzed as follows:

	December 31,
	2010	2011
Cost
Land use rights in PRC	$47,706	$58,086
Less: Accumulated amortization	(1,627)	(2,814)

Net book value	$46,079	$55,272

Amortization expense was $506, $847 and $1,093 for years ended December 31, 2009, 2010 and 2011, respectively.

Intangible assets, net	12 Months Ended
Dec. 31, 2011
Intangible assets, net
8	Intangible assets, net

Intangible assets, net consisted of the following:

		December 31, 2010			December 31, 2011
	Range of Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Tradenames	9-10 years	$8,900	$2,641	$6,259	$13,735	$114	$13,621
Completed technologies	4-5 years	20,301	11,505	8,796	21,937	15,359	6,578
Core technologies
— acquired	3-11 years	9,570	5,952	3,618	10,549	6,466	4,083
— self-developed software	3-5 year	17,045	142	16,903	33,046	2,779	30,267
Customer relationships	10-12 years	29,892	6,641	23,251	31,002	9,233	21,769
Other intangible assets	Indefinite	7,420	—	7,420	7,711	—	7,711

Total		$93,128	$26,881	$66,247	$117,980	$33,951	$84,029

Amortization expense was $8,149, $7,450 and $9,568 for the year ended December 31, 2009, 2010 and 2011, respectively. Estimated aggregate amortization expense for each of the next five years ended December 31, is as follows:

2012	$12,189
2013	11,498
2014	9,642
2015	8,419
2016	8,288
2017 and thereafter	26,282

$76,318

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
9	Goodwill

Movements in goodwill were as follows:

	Patient Monitoring and Life Support Devices	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
Balance as of December 31, 2009	$104,318	$5,225	$5,232	$278	$115,053
Foreign currency translation	563	28	28	—	619

Balance as of December 31, 2010	104,881	5,253	$5,260	$278	$115,672
Goodwill arising from acquisitions during the year	6,490	5,535	—	—	12,025
Foreign currency translation	498	376	244	25	1,143

Balance as of December 31, 2011, gross and net	$111,869	$11,164	$5,504	$303	$128,840

Bank loans	12 Months Ended
Dec. 31, 2011
Bank loans
10	Bank loans

Summarized below are borrowings as of December 31, 2010 and 2011:

	December 31, 2010		December 31, 2011
	Pledged Cash and Investments	Outstanding Loan Balance	Pledged Cash and Investments	Outstanding Loan Balance
Bank of China (New York) Limited	—	—	—	$50,000
Bank of China (Hong Kong) Limited	—	—	—	35,025
China Industrial Bank	—	—	—	475

	—	—	—	85,500
Less:
Non-current portion	—	—	—	35,025

Current portion	—	—	—	$50,475

The Company maintained a one-year revolving working capital facility for an amount of $25,000 to finance the working capital requirements of the Company. The facility was subsequently renewed in June 2009 with amount $13,000 and the term was extended to March 2010. Interest on the drawdown amount from the facility is charged at 1.3% per annum above 3-month LIBOR. The outstanding balance and unused facility as of December 31, 2009 was approximately $5,000 and $8,000 respectively. In March 2010, the loan was fully repaid.

On April 14, 2009, the Company, through its PRC operating subsidiaries, entered into a term loan to borrow $54,000 for one year, expiring in April 2010. The loan bears an interest at a rate of 1.451% and is secured by a fixed deposit of approximately $54,000 (RMB367,180). The outstanding loan and unpaid interest will be fully repaid by the secured fixed deposit plus interest income earned from the deposits at a pre-determined exchange rate of USD against RMB when the loan is expired. The fair values of the secured fixed deposits are not materially different with their carrying value. As of December 31, 2010, the loan was fully repaid.

On April 26, 2011, the Company entered into a two-year term loan for an amount of $35,000 to finance its fiscal year 2010 dividend payment in 2011. The loan bears an interest at a rate of 2.1% over LIBOR per annum for an interest period of either one, two, three or six months as determined by the lender.

On July 18, 2011, the Company, through Mindray DS USA, Inc., entered into a one-year revolving credit facility for an amount of $50,000 to finance its working capital requirements. Interest is charged at 1.8% over 6-month LIBOR per annum. The $50,000 was fully drawn on July 22, 2011.

The bank loans entered in 2011 did not require pledged assets.

The weighted average interest rate for the year ended December 31, 2011 was approximately 2.30%.

Notes payable	12 Months Ended
Dec. 31, 2011
Notes payable
11	Notes payable

	December 31,
	2010	2011
Notes payable	$5,773	$7,013

Notes payable represents bills issued by various banks in favor of the Company’s vendors and suppliers as payments for goods and services the Company purchased. The notes payable allows the Company’s vendors and suppliers to receive payment in cash from the banks upon presentation on their due dates, which is usually between 30 to 90 days and withdrawal will be made from the Company’s bank accounts.

The Company has total available banking facilities of $91,039 and $94,952 with Bank of China, of which $85,266 and $28,979 were unutilized as of December 31, 2010 and 2011, respectively. The funds borrowed under these facilities are non-interest bearing and generally repayable within one year and do not have any restrictions or covenants attached.

Other payables	12 Months Ended
Dec. 31, 2011
Other payables
12	Other payables

Other payables consisted of the following:

	December 31,
	2010	2011
Accrued tender expenses	$2,757	$4,256
Accrued construction costs	26,005	11,022
Accrued operating expenses	15,595	22,021
Accrued professional fees	2,806	3,261
Advance subsidies	3,126	6,325
Commissions payable	585	980
Guarantee deposits from distributors	7,230	8,953
Interest payable	612	588
Accrued warranty	5,822	8,974
Other taxes payable	1,576	612
Others	501	507

	$66,615	$67,499

Secondary offering	12 Months Ended
Dec. 31, 2011
Secondary offering
13	Secondary offering

On March 9, 2010, the Company completed a public offering of 4,000,000 American Depository shares (“ADS”), representing 4,000,000 Class A ordinary shares at $38.20 per ADS. Net proceeds of $149,661, which consisted of the gross proceeds of $152,800 net of directly attributable transaction costs, including legal and professional fees of $3,139, were recorded as part of equity.

Dividends	12 Months Ended
Dec. 31, 2011
Dividends
14	Dividends
The Company declared and distributed dividends of $21,598, $22,799 and $34,522 to its shareholders during the year ended December 31, 2009, 2010 and 2011, respectively.

Share-based compensation plan	12 Months Ended
Dec. 31, 2011
Share-based compensation plan
15	Share-based compensation plan

Stock options

The 2006 Employee Share Incentive Plan was adopted by the Company’s board of directors in February 2006 and was subsequently amended by the Amended and Restated 2006 Employee Share Incentive Plan (the “Plan”) in September 2006. The Plan is intended to promote the Company’s success and to increase shareholder value by providing an additional means to attract, motivate, retain and reward selected directors, officers and employees.

Under the Plan, the Company will issue share options or restricted shares to participants and is limited to issuing awards exercisable for or representing in the aggregate no more than 21,000,000 Class A ordinary shares. The Plan will terminate in 2016.

On March 6, 2009, the Company granted 27,500 options with an exercise price of $18.34 under the Plan. These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a five-year period, with its first vesting on December 31, 2010.

On March 11, 2009, the Company’s board of directors authorized an option exchange program for certain options granted under the Plan. Under the terms of the exchange, participants were able to tender vested and unvested outstanding options to purchase Class A ordinary shares of the Company which have an exercise price greater than $24.00 per share in exchange for a lower number of newly granted options. The exercise price of the new options will be the closing price of the Company’s common stock on the New York Stock Exchange on the exchange date. The offer expired on March 15, 2009. The replacement options were granted on March 16, 2009. The option exchange has resulted in an increase in the fair value of the options granted under the plan by $2.3 million, which is charged to the consolidated statement of operations over the remaining vesting periods of the respective share options.

On August 6, 2009, the Company granted 28,200 options with an exercise price of $29.30 under the Plan. These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a four-year period, with its first vesting on June 30, 2010.

On May 14, 2010, the Company granted 45,000 options with an exercise price of $32.54 under the Plan. These stock options are subject to graded vesting with approximately 16.67% of the options vesting twice a year over a three-year period, with its first vesting on July 1, 2010.

Management used the Black-Scholes option pricing model to estimate the fair value of the options on grant date with the following weighted-average assumptions:

Year of grant	December 31, 2009	December 31, 2010	December 31, 2011
Risk-free interest rate	2% to 2.8%	2.27%	—
Expected life	5.2 to 6.0 years	5.5 years	—
Assumed volatility	38.1% to 40.0%	28.8%	—
Expected dividends	1.0% to 2.0%	2%	—
Fair value on grant date	$5.76 to $10.63	$9.94	—

Assumed volatility is derived by referring to the average annualized standard deviation of the share price of listed comparable companies. The expected term has been ascertained based on the vesting terms, contractual terms and the option exercise history. The risk free interest rate is based on the yield to maturity of the PRC government bond as of the grant date with maturity closest to the relevant option expiry date.

A summary of options and under the Plan as of December 31, 2011 and changes in the period is presented below:

	Options	Weighted Average Exercise Price
		$
Outstanding as of December 31, 2010	6,158,406	12.22
Granted	—	—
Exercised	(779,979)	9.08
Forfeited	(61,559)	22.07

Outstanding as of December 31, 2011	5,316,868	12.56

The weighted-average grant-date fair value of options granted during the year ended December 31, 2009 and 2010 was $8.23 and $9.94, respectively. No stock options were granted during 2011.

The total intrinsic value of stock options exercised during the year ended December 31, 2009, 2010 and 2011 was $35,045, $21,194 and $12,820, respectively. The total intrinsic value of exercisable share options was $100,658, $82,684 and $67,990, as of December 31, 2009, 2010 and 2011, respectively. The total intrinsic value of the outstanding share options was $168,159, $87,951 and $70,191, as of December 31, 2009, 2010 and 2011, respectively.

Cash received from exercise of options under all share-based payment arrangements for the year ended December 31, 2009, 2010 and 2011 was $13,177, $11,160 and $7,121, respectively.

As of December 31, 2011, there was $2,174 of total unrecognized compensation cost related to non-vested share options granted under the Plan, which will be recognized over a weighted average period of 3.40 years.

The following table summarizes information about stock options issued under the Plan described above that are outstanding and exercisable as of December 31, 2011:

	Options Outstanding				Options Exercisable
Range of exercise price	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(Dollars in thousands, except for price/share data)
		$		$		$		$
$5.00	1,693,951	5.00	2.15	34,963	1,693,951	5.00	2.15	34,963
$11.00 — $18.34	1,891,501	11.08	2.72	27,539	1,880,501	11.04	2.70	27,459
$20.50 — $24.01	1,670,077	21.10	3.44	7,689	1,216,157	21.11	3.43	5,568
$32.54 — $40.2	61,339	34.21	1.56	—	37,189	35.01	1.95	—

Total	5,316,868	12.56	2.75	70,191	4,827,798	11.64	2.68	67,990

As of December 31, 2011, stock options vested and expected to vest totaled approximately 5.3 million shares, with a weighted-average remaining contractual life of 2.75 years and a weighted-average exercise price of $12.51 per share and an aggregated intrinsic value of approximately $70,081.

Restricted shares

On March 6, 2009, the Company granted 26,205 non-vested shares to certain employees. These non-vested shares have different vesting schedules. 5,000 non-vested shares were vested immediately on March 30, 2009. 21,205 non-vested shares will be vested once a year over three to five years according to the date these employees joined the Company.

On August 17, 2010, the Company granted 342,480 non-vested shares to certain employees. These non-vested shares have different vesting schedules. 338,980 non-vested shares will be vested once a year over three years, with approximately 33% vesting each year starting January 1, 2011. 3,500 non-vested shares will be vested once a year over five years, with 20% vesting each year starting January 1, 2011.

On February 15, 2011, the Company granted 482,350 non-vested shares to certain employees. These non-vested shares have different vesting schedules. 57,700 shares were 100% vested at February 15, 2011. 424,650 non-vested shares will be vested once a year over three years, with approximately 33% vesting each year starting January 1, 2012.

On September 9, 2011, the Company granted 19,900 non-vested shares to certain employees. These non-vested shares have different vesting schedules. 9,900 non-vested shares will be vested once a year over three years, with approximately 33% vesting each year starting July 1, 2012. 10,000 non-vested shares will be vested once a year over four years, with 25% vesting each year starting July 1, 2012.

A summary of the status of the Company’s non-vested shares as of changes in the year ended December 31, 2011, is presented below:

	Shares	Weighted Average Grant Date Fair Value
		$
Non-vested as of December 31, 2010	360,715	26.17
Granted	502,250	27.10
Vested	(177,455)	26.33
Forfeited	(43,163)	26.69

Non-vested as of December 31, 2011	642,347	26.81

The total fair value of shares vested during the year ended December 31, 2009, 2010 and 2011 was $353, $300 and $4,886, respectively.

As of December 31, 2011, there was $10,587 total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted average period of 2.03 years.

As of December 31, 2011, the Company had 387,454 shares held as treasury stock. These shares will be reissued through the exercise of stock options or the grants of restricted shares.

Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2011
Basic and diluted earnings per share
16	Basic and diluted earnings per share

The following is a computation of potential dilutive shares for the periods:

	Years Ended December 31,
	2009	2010	2011
Numerator for calculation of basic and diluted earnings per share:
Net income	$139,188	$155,466	$166,629

Denominator:
Weighted average number of ordinary shares for calculation of basic earnings per share	108,567,305	113,638,024	115,254,095
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	4,458,470	3,943,172	3,195,756

Weighted average number of ordinary shares for calculation of diluted earnings per share	113,025,775	117,581,196	118,449,851

Share options to purchase 273,861, 90,200 and 109,439 ordinary shares were outstanding as of December 31, 2009, 2010 and 2011, respectively, but were not included in the computation of diluted earnings per share because their effect was anti-dilutive.

Other income, net	12 Months Ended
Dec. 31, 2011
Other income, net
17	Other income, net

	Years Ended December 31,
	2009	2010	2011
Government and other subsidies	$11,690	$9,129	$1,960
Service fee	342	—	—
Others, net	(565)	(294)	1,148
Income from early termination of contract	14,058	—	—

Other income, net	$25,525	$8,835	$3,108

Service fee received during the periods represents a manufacturing fee for transitional services agreement related to the acquisition of the patient monitoring device business of Datascope Corporation in May 2008.

The Company recorded a one-time income of $14.1 million resulting from a mutually agreed upon termination of a joint development and OEM chemical analyzer project between the Company and Beckman Coulter, Inc. in 2009. The agreement resulted from changes in business strategy by Beckman Coulter, Inc. after it acquired the Olympus Diagnostic division. There are no ongoing obligations of either party and no joint business relationships in respect of this agreement.

Staff retirement plan	12 Months Ended
Dec. 31, 2011
Staff retirement plan
18	Staff retirement plan

As stipulated under the rules and regulations in the PRC, the Company’s subsidiaries in the PRC are required to contribute certain percentage of payroll costs of its employees to a state-managed retirement schemes operated by the local governments for its employees in the PRC. After the contribution, the Company has no further obligation for payment of the retirement benefits.

The cost of the Company’s contributions to the staff retirement plans in the PRC amounted to $5,273, $5,826 and $8,786 for the year ended December 31, 2009, 2010 and 2011, respectively. The contributions from the defined contribution plan outside PRC amounted to $1,716, $1,753 and $3,254 for the year ended December 31, 2009, 2010 and 2011, respectively.

Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes
19	Income taxes

The components of income taxes were as follows:

	2009	2010	2011
Current taxes	$24,793	$14,739	$19,974
Deferred taxes charge	3,971	2,892	2,673

Total income taxes expenses	$28,764	$17,631	$22,647

MMIL is a tax exempted company incorporated in the Cayman Islands and is not subject to taxation under the current Cayman Islands law. Major subsidiaries operating in the PRC and overseas are subject to income taxes as described below and the subsidiaries incorporated in the BVI are not subject to taxation.

For the Company’s major operating subsidiaries in the PRC, they are subject to the PRC Unified Corporate Income Tax Law (the “New Law”) which became effective on January 1, 2008. The New Law established a single unified 25% income tax rate for most companies with some preferential income tax rates including 15% income tax rate to be applicable to qualified “New and Hi-Tech Enterprises” (“NHTE”). In October 2008, Shenzhen Mindray has been designated as an NHTE and therefore eligible to the preferential income tax rate of 15%.

Beijing Shen Mindray Bio-Medical Electronics Technology Research Co., Ltd. is entitled to a corporate income tax exemption for three years from its first year of operations and 50% tax reduction for the fourth to sixth year. It has also obtained the NHTE designation in 2009 and is entitled to the preferential income tax rate of 15% under the New Law.

In general, PRC tax returns are subject to examination within 10 years for transfer pricing matters and 5 years for non transfer pricing matters from the date the return is filed.

In January 2010 and February 2011, Shenzhen Mindray was awarded the nationwide key software enterprise status for calendar year 2009 and 2010, respectively. Under the current tax policies for software and integrated circuit industries, the applicable corporate income tax rate for Shenzhen Mindray for the financial year 2009 and 2010 was adjusted to 10% in 2010 which resulted in approximately $8.6 million and $7.6 million savings in Shenzhen Mindray corporate income tax, respectively. The nationwide key software enterprise status for calendar year 2011 is not yet announced as of report date.

Mindray DS USA Inc. is a company incorporated in New Jersey, United States of America and is currently subject to state tax at an average rate of 8%. Together with the federal tax at the rate of 35%, the effective tax rate of Mindray DS USA Inc. is 40.2%. The Federal statute of limitations for the taxing authorities to assess the tax is generally three years from the date the return is filed.

Mindray Medical Sweden AB. is a company incorporated in Sweden. Corporate income tax is chargeable at the rate of 28% for the year ended December 31, 2009. With effect from January 1, 2010, the tax rate is reduced to 26.3%. In general, the statute of limitation for examination of tax returns in Sweden is 5 years from the date the return is filed.

Mindray (UK) Limited is a company incorporated in United Kingdom. Corporate income tax is chargeable at the rate of 28.3% for the year ended December 31, 2010. With effect from April 1, 2011, the tax rate is reduced to 26.0%. In general, the statute of limitation for examination of tax returns in United Kingdom is 4 years from the date the return is filed.

Components of deferred tax assets and liabilities were as follows:

	December 31,
	2010	2011
Deferred tax assets are analyzed as:
Accrued compensation	$896	$698
Accrued intercompany loan interest	5,074	—
Acquired intangible assets	4,486	4,861
Bad debt provision	1,025	1,044
Depreciation of property, plant and equipment	430	342
Government subsidies	197	714
Inventory write-down	380	(397)
Sales incentive and warranty accruals	1,124	1,705
Tax loss	17,872	31,335
Others	129	126
Valuation allowance	(29,132)	(36,945)

	$2,481	$3,483

Deferred tax liabilities are analyzed as:
Acquired intangible assets	$(8,268)	$(12,925)

Total	$(5,787)	$(9,442)

The valuation allowance is recorded in relation to a loss-making subsidiary.

	December 31,
	2010	2011
Deferred tax assets are analyzed as:
Current	$2,481	$3,483

Deferred tax liabilities are analyzed as:
Non-current	(8,268)	(12,925)

Total	$(5,787)	$(9,442)

As of December 31, 2011, Mindray USA had available United States federal net operating loss carryforwards of approximately $23,010, which will expire in 2026-2029 if not utilized.

Movements in valuation allowance were as follows:

	2009	2010	2011
Balance at beginning of year	$4,702	$14,674	$29,132
Current period addition	9,972	14,458	7,813

Balance at end of year	$14,674	$29,132	$36,945

The Company recognizes an operating loss in certain jurisdictions and as a result, performs an assessment based on the weight of available evidence, whether it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets within these loss jurisdictions will not be realized. Based on this assessment, the Company has recorded a valuation allowance of $36,945 as of December 31, 2011 for those deferred tax assets that do not meet likely than not threshold.

Reconciliation of income tax expense to the amount computed by applying the current tax rate to the income before income taxes in the consolidated statements of operations is as follows:

	2009	2010	2011
Income before income taxes	$167,952	$173,097	$189,572
PRC enterprise income tax rate	15%	15%	15%
Income tax at PRC enterprise income tax rate on income before income taxes	25,193	25,140	32,196
Effect of net income for which no income tax benefit/expense is receivable/payable	5,650	(514)	1,252
Effect of foreign income tax rate	(6,784)	(12,823)	(10,392)
Change in PRC income tax rate	(48)	(832)	(124)
Employee share-based compensation	1,650	1,466	1,909
Non-taxable VAT refund	(3,711)	(2,650)	(3,303)
Additional deduction on R&D expenses	(3,158)	(3,720)	(5,109)
Over provision of income tax expense in prior years	—	(2,162)	(1,595)
Valuation allowance	9,972	13,726	7,813

Total income taxes expense	$28,764	$17,631	$22,647

As of December 31, 2010 and 2011, we had $1.7 million and $3.7 million of unrecognized tax benefits, respectively, included in our current tax liability. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2010	2011
Unrecognized tax benefits beginning balance	$1,335	$1,742
Gross decrease — tax positions in prior year	(446)	(417)
Gross increase — current period tax positions	853	2,326

Unrecognized tax benefits ending balance	$1,742	$3,651

The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2011 and 2010, the amount of interest and penalties related to uncertain tax positions is immaterial.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions
20	Acquisitions

The Company acquired Shenzhen Shenke Medical Instrument Technical Development Co., Ltd. (“Shenke”) and Suzhou Hyssen Electronic Technology Ltd. (“Hyssen”) on April 1, 2011 and July 25, 2011, respectively. The results of the acquirees’ operations have been included in the consolidated financial statements since the acquisition date. The Company benefits from the synergies created by combining its strong engineering, manufacturing, sales and management platforms with the acquirees’ brand names, technology and expertise in the areas of infusion pump and automated urine sediment analyzer in the PRC respectively.

The total consideration for 51% controlling stake of the two subsidiaries amounted to $10,208 which includes $9,413 payable to original shareholders and $795 capital contribution.

In Shenke’s acquisition, the total consideration includes a $872 contingent payment which will depend upon Shenke meeting certain sales target in 2011.

The Company accounted for its acquisitions in accordance with ASC 805. The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition.

Current assets	$4,212
Property, plant, and equipment	244
Intangible assets	3,716
Goodwill	12,025

Total assets acquired	20,197
Current liabilities	(2,011)
Deferred tax liabilities	(926)

Net assets acquired	17,260
Non-controlling interests	(7,847)

Total consideration	$9,413
Less: Consideration payable included in Other Payables	(2,142)
Less: Cash acquired	(741)

Acquisition cost, net of cash received	6,530

The excess of the fair value of the acquired entities over the fair value of net tangible and intangible assets acquired was recorded as goodwill, which is not deductible for corporate income taxation purposes in the PRC. The fair value of the acquired entities consists of purchase price and the fair value of non-controlling interests. Fair value of non-controlling interests is measured based on fair value method in accordance with ASC 805 by grossing up the fair value of the controlling interests and taking into consideration control premium discount.

Goodwill associated with Shenke and Hyssen is attributable to the patient monitoring segment and the in-vitro diagnostic segment, respectively. Acquired intangibles are amortized on a straight line basis over the estimated useful lives. The estimated amounts recognized on the acquired identifiable intangible assets and their respective lives are shown in the following table.

Acquired intangible assets:

	Estimated Useful Life	Gross Carrying Amount
Tradename	10 years	$1,306
Core technology	10 years	1,631
Customer relationships	10 years	779

Total Intangible Assets		$3,716

The Company has not prepared the pro-forma condensed combined statement of operations in accordance with ASC 805 as the acquisitions in aggregate are not material.

Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies
21	Commitments and contingencies

(a)	Lease commitments

Rental expenses under operating leases were $6,143, $8,784 and $11,071 for year ended December 31, 2009, 2010 and 2011, respectively.

The minimum rentals under operating leases are as follows:

Years ended December 31,
2012	$9,281
2013	7,337
2014	4,044
2015	3,400
2016	3,297
2017 and thereafter	3,619

$30,978

(b)	Capital commitments

As of December 31, 2011, the Company had outstanding capital commitments for property, plant and equipment totaling $23,354.

(c)	Contingencies

The Company is subject to claims and legal proceedings that arise in the ordinary course of its business operations. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Company. The Company does not believe that any of these matters will have a material adverse affect on its business, assets or operations.

The Company issues indemnifications and warranties in certain instances in the ordinary course of business to its customers. Historically, costs incurred to settle claims related to these indemnifications and warranties have not been material to the Company’s financial position, results of operations or cash flows. The fair value of the indemnifications and warranties that the Company issued for the years ended December 31, 2009, 2010 and 2011 were not material to the Company’s financial position, results of operations or cash flows.

Distribution of profits	12 Months Ended
Dec. 31, 2011
Distribution of profits
22	Distribution of profits

As stipulated by the relevant PRC laws and regulations applicable to the Company’s subsidiaries in the PRC, the Company is required to make appropriations from net income as determined in accordance with accounting principles and the relevant financial regulations applicable to PRC enterprise (“PRC GAAP”) to non-distributable reserves (also referred to as “statutory common reserves”) which included a statutory surplus reserve and a statutory welfare reserve as of December 31, 2005. Based on revised PRC Company law which took effect on January 1, 2006, the PRC subsidiaries are no longer required to make appropriations to the statutory welfare reserve but appropriation to the statutory surplus reserve are still required to be made at not less than 10% of the profit after tax as determined under PRC GAAP. The appropriations to statutory surplus reserve are required until the balance reaches 50% of the subsidiaries registered capital.

The statutory surplus reserve is used to offset future extraordinary losses. The subsidiaries may, upon a resolution passed by the shareholders, convert the statutory surplus reserve into capital. The statutory welfare reserve was used for the collective welfare of the employees of subsidiaries. These reserves represent appropriations of retained earnings determined according to PRC law and may not be distributed. There were no appropriations to reserves by the Company other than the Company’s subsidiaries in the PRC during any of the periods presented. As a result of these laws, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their reserve either in the form of dividends, loans or advances, which restricted portion amounted to approximately $27,162 and $29,105 as of December 31, 2010 and 2011, respectively.

Segment reporting	12 Months Ended
Dec. 31, 2011
Segment reporting
23	Segment reporting

The Company has three reportable segments based on its major product groups: patient monitoring and life support products, in-vitro diagnostic products and medical imaging systems. Each reportable segment derives its revenues from the sale of their products, which is the responsibility of senior management of the Company who has knowledge of product and service specific operational risks and opportunities. The Company’s chief operating decision makers have been identified as the two chief executive officers, who review the operating segment results when making decisions about allocating resources and assessing performance of the Company.

The Company has combined two operating segments, namely ultrasound and radiology, to arrive at the medical imaging systems reporting segment. These operating segments exhibit similar long-term financial performance and economic characteristics and are also similar in nature of the products, production processes, the type of customers and distribution methods.

The principal measurement differences between this financial information and the consolidated financial statements are described below. The Company does not allocate operating expenses to individual reporting segments when making decisions about resources to be allocated to the segment and assessing its performance. All revenues are attributed to sales to external parties.

For the years ended December 31,

	Patient Monitoring and Life Support Devices	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
For the Years Ended December 31,
2011
Net revenues	$386,692	$222,270	$221,603	$50,178	$880,743
Cost of revenues	(174,509)	(98,348)	(77,020)	(44,425)	(394,302)

Gross profit	$212,183	$123,922	$144,583	$5,753	$486,441

2010
Net revenues	$316,223	$175,245	$173,170	$39,671	$704,309
Cost of revenues	(136,388)	(70,554)	(57,086)	(39,306)	(303,334)

Gross profit	$179,835	$104,691	$116,084	$365	$400,975

2009
Net revenues	$278,082	$155,406	$162,470	$38,225	$634,183
Cost of revenues	(122,979)	(67,963)	(59,702)	(29,675)	(280,319)

Gross profit	$155,103	$87,443	$102,768	$8,550	$353,864

Geographic disclosures

The Company’s revenues by geography are based on country of customer destination. The net revenues attributable by country of domicile, the United States of America and other countries are as follows:

	Years Ended December 31,
	2009	2010	2011
Net revenues:
PRC	$292,607	$293,435	$374,312
United States Europe (Note a)	105,259 75,574	104,814 87,720	136,689 91,046
Other countries (Note a)	160,743	218,340	278,696

Total consolidated net revenues	$634,183	$704,309	$880,743

Note a: Net revenues derived from Europe were previously included in “Other countries”.

Long-lived assets located at the respective geographic areas are as follows:

	Year Ended December 31,
	2010	2011
Long-lived assets
PRC	$219,467	$259,685
United States	29,173	28,338
Other countries	5,075	5,201

Total consolidated assets	$253,715	$293,224

Long-lived assets represent non-current assets excluding financial instruments, deferred finance cost and deferred tax assets.

Major customers

There was no single customer which contributed for 10% or more of the Company’s net revenues for the year ended December 31, 2009, 2010 and 2011, respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
24	Subsequent Events

On February 27, 2012, the Company’s board of directors declared a cash dividend on its ordinary shares of $0.40 per share. The dividends are payable on or around April 10, 2012, to shareholders of record as of March 9, 2012.

In January and February 2012, the Company acquired a controlling stake in Zhejiang Greenlander Information Technology Co. Ltd. and Hunan Changsha Tiandiren Biotech Co., Ltd. at a consideration of $3,007 and $2,910, respectively. The Company expects to achieve synergies in the transactions by combining its strong engineering, manufacturing, sales and management platforms with these two subsidiaries’ brand name, technology and expertise in the areas of medical imaging and microbiology analysis, respectively.

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2011
Basis of presentation and principles of consolidation
(a)	Basis of presentation and principles of consolidation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the financial statements of the Company and all its majority-owned subsidiaries. The Company does not have interests in any variable interest entities. All significant intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates
(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses in the financial statements and accompanying notes. The significant accounting estimates which have had an impact on the Company’s financial statements include share-based compensation, impairment of intangible assets, impairment of long-lived assets, allowance for sales returns, allowance for doubtful accounts, inventories, provision for warranty, economic useful lives of property, plant and equipment, accrued liabilities, income taxes and tax valuation allowances. Actual results could differ from those estimates.

Cash and cash equivalents
(c)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid short-term deposits which are unrestricted as to withdrawal and use, and which have original maturities less than three months.

Short-term investments
(d)	Short-term investments

As of December 31, 2009, restricted investments consisted of amounts placed with and guaranteed by Bank of China for onward lending to third parties. These restricted investments carry interest at 4.779% per annum and contractually matured by June 2010. In March 2010, the restricted cash and restricted investments amounts were released upon repayment of the related bank loans.

As of December 31, 2010, short-term investments consisted of $219,661 placed with trust investment companies (the “Trusts”) for onward lending to third parties. These short-term investments carried interest at 5% per annum and contractually matured in 2011. The amount invested and the interests to be collected by the Trusts were guaranteed by Bank of China and there was no restriction over the short-term investments.

As of December 31, 2011, short-term investments consisted of i) $331,817 placed with and guaranteed by Bank of China which carry interest at 7% per annum which contractually mature in 2012; and ii) $143,899 placed with and guaranteed by Bank of China for onward lending to third parties which carry interest at 7% per annum and contractually mature in 2012.

During 2011, the Company entered into four foreign exchange forward contracts. These contracts are accounted for in accordance with ASC 815 where the contracts’ fair values are marked to market at $891 for the year ended December 31, 2011. The forward contracts are derivative instruments and are not within the scope of hedge accounting.

Inventories
(e)	Inventories

Inventories are stated at the lower of cost or market value. Cost is calculated using the standard costing, which approximates average costing. Write downs of potentially obsolete or slow-moving inventories are recorded based on the management’s specific analysis of future sales forecasts and economic conditions.

Intangible assets with finite life
(f)	Intangible assets with finite life

Intangible assets consist of tradenames, completed technologies, core technologies and customer relationships with a finite useful life, and are carried at cost less accumulated amortization. Intangible assets are amortized over their estimated useful lives ranging between 3 and 12 years.

Property, plant and equipment, net
(g)	Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are included in income from operations.

Depreciation is computed on a straight-line basis over the estimated useful lives of assets as follows:

Classification	Years
Land	Indefinite
Buildings and leasehold improvements	Shorter of lease term or 15 to 50 years
Plant and machinery	3 to 5 years
Electronic equipment, furniture and fixtures	3 to 5 years
Motor vehicles	5 years

Land use rights
(h)	Land use rights

All land in the PRC is owned by the PRC government. The PRC government, according to the PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land under operating lease arrangement and are stated at cost less accumulated amortization and any recognized impairment loss. The land use rights are amortized on a straight-line basis over their respective lease periods, ranging from 20 to 50 years.

Goodwill
(i)	Goodwill

Goodwill represents the excess of the purchase price plus fair value of non-controlling interests over the fair value of identifiable assets and liabilities acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on at least an annual basis or when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount in accordance with ASC 350 “Intangibles—Goodwill and Other”. The evaluation of goodwill for impairment involves two steps: (1) the identification of potential impairment by comparing the undiscounted cash flow of a reporting unit with its carrying amount, including goodwill and (2) the measurement of the amount of goodwill impairment by comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill and recognizing a loss by the excess of carrying amount of the goodwill over implied goodwill amount.

In September 2011, the FASB issued an accounting standards update on testing goodwill for impairment with the option of performing a “qualitative” assessment to determine whether further impairment testing is necessary. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 (See Note 2(aa)).

Impairment of long-lived assets
(j)	Impairment of long-lived assets

In accordance with ASC 360 “Impairment or Disposal of Long-Lived Assets”, the Company reviews its long-lived assets which include finite-lived intangible assets, property, plant and equipment and land use rights for potential impairment based on a review of projected undiscounted cash flows associated with these assets. Long-lived assets are evaluated for impairment whenever events and circumstances exist that indicates the carrying amount of these assets may not be recoverable. If the sum of the projected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the difference between the estimated fair value of the assets and the carrying amount.

Management judgment is required in the area of asset impairment, particularly in assessing whether: (1) an event has occurred that indicates potential impairment and; (2) the carrying value of an asset can be supported by the future cash flows from the asset using estimated cash flow projections.

Revenue recognition
(k)	Revenue recognition

The Company generates revenue from sale of medical devices. As the medical devices that the Company sells include a software element that is more than incidental to the medical devices as a whole, the Company recognizes revenues according to ASC 985-605 “Revenue Recognition”. Since the sales arrangements do not require significant production, modification, or customization of the software, revenues from the sale of medical devices are recognized when all of the following conditions have been satisfied:

•	There is persuasive evidence of an arrangement;

•	Delivery has occurred (e.g., an exchange has taken place);

•	The sales price is fixed or determinable; and

•	Collectability is reasonably assured.

All sales are based on firm customer orders with fixed terms and conditions. The Company does not provide its customers with general right of return, price protection or cash rebates. The sales arrangements do not include any significant post customer support services and does not provide customers with upgrades. Accordingly, revenue from the sale of products is typically recognized upon shipment, when the terms are free-on-board shipping point, or upon delivery.

The Company offers sales incentives to certain customers in the form of free products if they meet certain level of purchases. The costs of these sales incentives are estimated and accrued as cost of revenues with a corresponding increase in current liability at the time of revenue recognition based on the Company’s past experience and its customers’ purchase history.

The Company presents revenues net of value-added tax (“VAT”). The VAT represents a 17% tax collected from customers on behalf of the tax authority, which amounts to $45,470, $47,031 and $60,379 for year ended December 31, 2009, 2010 and 2011 respectively, offset by a 14% VAT refund that the Company is entitled to for sales of products with embedded self-developed software. In 2006, there was a change in regulation around VAT and the Company’s self-developed software was no longer qualified for the 14% VAT refund. In July 2009, the PRC tax authority issued a new tax notice which had a retroactive effect from year 2006 and further clarified and redefined the embedded software sales eligible for VAT refunds. Given the lack of experience in collecting VAT refund under the new tax notice, in 2009, the Company determined to record VAT refund only when approved. Starting in January 2010, the Company recognized its VAT refund on an accrual basis. For the years ended December 31, 2009, 2010 and 2011, the amount of VAT refund included in revenues was $24,746, $17,690 and $21,525 respectively.

Warranty provision
(l)	Warranty provision

The Company records a warranty provision at the time product revenue is recognized based on the historical rate of warranty services rendered. The provision is reviewed during the year and is adjusted, if appropriate, to reflect new product offerings or changes in experience. Actual warranty claims are tracked by product line. Movements in warranty provision were as follows:

	December 31,
	2009	2010	2011
Balance at beginning of year	$3,067	$4,172	$5,822
Warranty liabilities assumed in connection with acquisitions	—	—	15
Provision made during the year	7,399	9,007	13,165
Settlement made during the year	(6,294)	(7,357)	(9,660)

Balance at end of year	$4,172	$5,822	$9,342

Shipping and handling costs
(m)	Shipping and handling costs

Shipping and handling costs are classified as cost of revenues. For the years ended December 31, 2009, 2010 and 2011, shipping and handling costs were $8,330, $13,979 and $18,189, respectively.

Government subsidies
(n)	Government subsidies

Government subsidies include cash subsidies and advance subsidies received from the PRC government by the PRC subsidiaries of the Company. Such subsidies are generally provided in relation to the development of new high technology medical products as well as incentives from the local government for investing in the high technology industry in the region. Subsidies are recognized as deferred income when received and recognized as other income when all the conditions for their receipt have been satisfied. Subsidies recognized as other income were $11,690, $5,093 and $1,960 for the year ended December 31, 2009, 2010 and 2011, respectively.

Software development costs
(o)	Software development costs

The Company capitalizes software development costs in accordance with ASC 985-20, “Costs of Software to be Sold, Leased or Marketed”. Software development costs are capitalized after technological feasibility is established upon completion of a working model or detailed software design specification. Once the software products become available for general releases to the public, the Company amortizes costs over the related product’s estimated economic useful life to cost of revenues. Net capitalized software development costs were included in intangible assets as core technology. Total amount capitalized during December 31, 2009, 2010 and 2011 were $4,645, $8,837 and $14,040, respectively.

Research and development costs
(p)	Research and development costs

Research and development (“R&D”) costs are incurred in the development of the new products and processes, including significant improvements and refinements to existing products. R&D costs are expensed as incurred, except for software development costs as disclosed in Note 2(o).

Advertising expenses
(q)	Advertising expenses

The Company expenses advertising costs as incurred. Advertising expenses were $1,063, $1,348 and $1,727 for the year ended December 31, 2009, 2010 and 2011, respectively, and were included in selling expenses.

Staff retirement plan costs
(r)	Staff retirement plan costs
The Company’s costs related to its defined contribution staff retirement plans are expensed as incurred (See Note 18).
Share-based compensation
(s)	Share-based compensation

The Company accounts for share-based compensation to employees of the Company based on the fair value of the share options or restricted shares at grant date. Share-based compensation charge is recognized in accordance with ASC 718 “Compensation — Stock compensation”, using the graded vesting attribution over the vesting period when it is probable that the performance condition will be achieved.

Income taxes
(t)	Income taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets, including those related to tax loss carry forwards and credits, and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which differences are expected to reverse. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the net deferred tax asset will not be realized.

Basic and diluted earnings per share
(u)	Basic and diluted earnings per share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share give effect to all dilutive potential ordinary shares outstanding during the period. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. Potential ordinary shares include ordinary shares issuable upon the conversion of the stock options, using the treasury stock method.

Foreign currency transactions
(v)	Foreign currency transactions

The functional currency of MMIL is the U.S. dollar (“USD”). The functional currency of the Company’s foreign subsidiaries and branches is the applicable local currency. All transactions in currencies other than functional currencies during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the statement of operations.

Assets and liabilities of non-US dollar functional currency entities are translated using exchange rates in effect at each period end and average exchange rates are used for the statement of operations. Translation adjustments resulting from translation of these financial statements are reflected as a component of other comprehensive income in the statement of shareholders’ equity.

The financial statements are presented using a reporting currency of USD. Effective April 1, 2009, the Company changed its reporting currency to USD from Chinese Renminbi (“RMB”). The change in reporting currency is to better reflect the Company’s performance and to improve investor’s ability to compare the Company’s financial results.

Comprehensive income
(w)	Comprehensive income

Comprehensive income is defined to include all changes in equity during a period from transactions and other events and circumstances from non-owner sources. During the periods presented, the Company’s comprehensive income includes its net income and foreign currency translation adjustments. Comprehensive income is presented in the consolidated statements of shareholders’ equity and comprehensive income.

Fair value disclosures
(x)	Fair value disclosures

The fair value of a financial instrument is the amount at which the financial instrument would be exchanged in a current transaction between willing parties. The carrying amounts of cash and cash equivalents, restricted cash and investments, accounts receivable, value added tax receivables, other receivables, prepayments and deposits, short-term bank loans, notes payable, accounts payable, advances from customers, salaries payable, other payables and other taxes payable approximate their fair values due to the short-term nature of these instruments.

Fair value measurement
(y)	Fair value measurement

On January 1, 2010, the Company adopted the amendment to improve the disclosures about fair value measurements. The adoption of the authoritative guidance did not materially affect the Company’s results and financial condition.

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Company applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial assets and liabilities measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Fair Value Measurements at Reporting Date Using
	Total Fair Value on Balance Sheet	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2010
Cash and cash equivalents	$137,502	$137,502	$—	$—

Short-term investments	296,003	—	296,003	—

As of December 31, 2011
Cash and cash equivalents	124,311	124,311	—	—

Short-term investments	479,173	—	479,173	—

Concentration of credit risk
(z)	Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable.

The Company places its cash and cash equivalents with financial institutions with high-credit ratings and quality and a significant portion is placed with financial institutions in the PRC.

The Company invests in short-term investments with capital guaranteed by financial institutions with high-credit ratings and quality in the PRC.

The PRC does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Company believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in the PRC and the Company believes that these PRC banks that hold the Company’s cash and cash equivalents are financially sound based on public available information.

The Company generally requires upfront payment or a significant installment prior to delivery of their products. In addition, there are no major customers with sales transactions over 10% of total sales during the period presented. As a consequence, management believes the Company’s exposure to credit risk is not significant. The Company establishes allowance for doubtful accounts primarily based upon the age of receivables and factors surrounding the credit risk of specific customers.

Recently issued accounting standards

(aa) Recently issued accounting standards

In October 2009, the FASB issued revenue recognition guidance for arrangements that involve the delivery of multiple-elements. This guidance addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than as a combined unit. Specifically, this guidance amends the criteria for separating consideration in multiple-deliverable arrangements. This guidance establishes a selling price hierarchy for determining the selling price of a deliverable, which is based on: (a) vendor-specific objective evidence; (b) third-party evidence; or (c) estimates. This guidance also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. In addition, this guidance significantly expands required disclosures related to a vendor’s multiple-deliverable revenue arrangements. This accounting standard will be effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company adopted this guidance in fiscal year 2011, and the adoption does not have any significant impact on the Company’s consolidated financial statements.

In October 2009, the FASB issued revenue recognition guidance for arrangements that include software elements. This guidance changes the accounting model for revenue arrangements that include both tangible products and software elements and provides additional guidance on how to determine which software, if any, relating to tangible product would be excluded from the scope of the software revenue guidance. In addition, it provides guidance on how a vendor should allocate arrangement consideration to deliverables in an arrangement that includes both tangible products and software. This accounting standard is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company adopted this guidance in fiscal year 2011, and the adoption does not have any significant impact on the Company’s consolidated financial statements.

In January 2010, the FASB issued an amendment to improve the disclosures about fair value measurements. It adds new requirements for disclosures about (1) the different classes of assets and liabilities measured at fair value, (2) the valuation techniques and inputs used, (3) the activity in Level 3 fair value measurements, and (4) the transfers between Levels 1, 2, and 3. The amendment is effective for the first reporting period beginning after December 15, 2009, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. In the period of initial adoption, entities will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. However, those disclosures are required for periods ending after initial adoption. Early adoption is permitted. The Company has adopted the amendments for the period beginning January 1, 2010 except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis. The Company adopted the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis for the period beginning January 1, 2011, and the adoption does not have any significant impact on the Company’s consolidated financial statements.

In April 2010, the FASB issued an accounting standards update on the effect of denominating the exercise price of share-based payment awards in the currency of the market in which the underlying equity security trades. This updates the guidance in stock compensation to clarify that share-based payment awards with an exercise price denominated in the currency of a market in which a substantial portion of the underlying equity security trades should not be considered to meet the criteria requiring classification as a liability. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. Early adoption is permitted. The Company adopted this update in fiscal year 2011, and the adoption does not have any significant impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued an accounting standards update on presentation of comprehensive income. This update addresses that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Under both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The updates do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB issued an amendment to indefinitely defer one of the requirements contained in its June 2011 final standard. That requirement called for reclassification adjustments from accumulated other comprehensive income to be measured and presented by income statement line item in net income and also in other comprehensive income. The updates and related deferral are effective for fiscal years beginning after December 15, 2011. Early adoption is permitted. Full retrospective application is required. The Company does not expect the adoption will have a significant impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued an accounting standards update on testing goodwill for impairment. The revised standard is intended to reduce the cost and complexity of the annual goodwill impairment test by providing both public and nonpublic entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The revised standard allows an entity first to assess qualitatively whether it is necessary to perform step one of the two-step annual goodwill impairment test. An entity is required to perform step one only if the entity concludes that it is more likely than not that a reporting unit's fair value is less than its carrying amount (that is, a likelihood of more than 50%). This is different than the current guidance, which requires entities to perform step one of the test, at least annually, by calculating and comparing the fair value of a reporting unit to its carrying amount. The revised standard does not change existing guidance on: 1) when to test goodwill for impairment. Goodwill will continue to be tested for impairment on an annual basis and between annual tests (''interim tests'') in certain circumstances; 2) for other instances that require an entity to calculate the fair value of a reporting unit. Further, the revised standard does not affect the measurement of impairment loss under step two of the goodwill impairment test. Impairment losses will continue to be recognized to the extent that the carrying amount of a reporting unit's goodwill exceeds its implied fair value. The implied fair value of goodwill is determined in the way that it would be determined in a business combination. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. However, an entity can choose to early adopt the revised standard even if its annual test date is before September 15, 2011 (the date on which the revised standard was issued), provided that the entity has not yet issued its financial statements for the period that includes its annual test date. The Company does not expect the adoption will have a significant impact on the Company’s consolidated financial statements.

Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Useful Lives of Assets

Depreciation is computed on a straight-line basis over the estimated useful lives of assets as follows:

Classification	Years
Land	Indefinite
Buildings and leasehold improvements	Shorter of lease term or 15 to 50 years
Plant and machinery	3 to 5 years
Electronic equipment, furniture and fixtures	3 to 5 years
Motor vehicles	5 years

Movements in Warranty Provision

Movements in warranty provision were as follows:

	December 31,
	2009	2010	2011
Balance at beginning of year	$3,067	$4,172	$5,822
Warranty liabilities assumed in connection with acquisitions	—	—	15
Provision made during the year	7,399	9,007	13,165
Settlement made during the year	(6,294)	(7,357)	(9,660)

Balance at end of year	$4,172	$5,822	$9,342

Financial Assets and Liabilities Measured and Recognized at Fair Value on a Recurring Basis and Classified Under Appropriate Level of Fair Value Hierarchy

Financial assets and liabilities measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy as described above was as follows:

	Fair Value Measurements at Reporting Date Using
	Total Fair Value on Balance Sheet	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2010
Cash and cash equivalents	$137,502	$137,502	$—	$—

Short-term investments	296,003	—	296,003	—

As of December 31, 2011
Cash and cash equivalents	124,311	124,311	—	—

Short-term investments	479,173	—	479,173	—

Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2011
Particulars Regarding Legal Subsidiaries

Particulars regarding the legal subsidiaries as of December 31, 2011 are as follows:

Name of Company	Place of Establishment and Operation	Percentage of Ordinary share/ Registered Capital Held by the Company		Principal Activities
Mindray Medical Sweden AB	Sweden	100%		Manufacturing and sales of medical equipments and research and development of related products
Beijing Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	99.90%		Research and development of medical equipment
Datascope International B.V. Netherlands Filial	Netherlands	100%		Investment holding
Mindray — Distribution and Commercialization of Medical Equipment Brazil Ltda.	Brazil	100%		Marketing of medical equipments
Mindray (UK) Limited	United Kingdom	100%		Sales and marketing of medical equipment
Mindray DS USA Inc.	United States	100%		Manufacturing and sales of medical equipments and research and development of related products
Mindray Global Limited	BVI	100%		Investment holding
Mindray Investments Singapore Pte. Ltd.	Singapore	100%		Investment holding
Mindray Medical Canada Limited	Canada	100%		Marketing of medical equipment
Mindray Medical France SARL	France	100%		Marketing of medical equipment
Mindray Medical Germany GmbH	Germany	100%		Marketing of medical equipment
Mindray Medical India Private Limited	India	100%		Marketing of medical equipment
Mindray Medical Italy S.r.l.	Italy	100%		Marketing of medical equipment
Mindray Medical Mexico S de R.L. de C.V.	Mexico	100%		Marketing of medical equipment
Mindray Medical Netherlands B.V.	The Netherlands	100%		Marketing of medical equipment
Mindray Medical Rus Limited	Russia	100%		Marketing of medical equipment
Mindray Medical Technology Istanbul Limited Liability Company	Turkey	100%		Marketing of medical equipment
Mindray Research and Development Limited	BVI	100%		Investment holding
MR Holdings (HK) Limited	Hong Kong	100%		Investment holding
MR Investments (HK) Limited	Hong Kong	100%		Investment holding
Nanjing Mindray Bio-Medical Electronics Co., Ltd.	PRC	100%		Manufacturing and sales of medical equipments and research and development of related products
PT Mindray Medical Indonesia	Indonesia	100%		Marketing of medical equipment
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	PRC	99.99%		Manufacturing and sales of medical equipments and research and development of related products
Mindray Medical Colombia S.A.S	Colombia	100%		Marketing of medical equipment
Mindray Medical Egypt Limited	Egypt	100%		Marketing of medical equipment
Mindray Medical Espana S.L. Mindray Medical Thailand Limited	Spain Thailand	100 100	% %	Marketing of medical equipment Marketing of medical equipment
Shenzhen Mindray Investment & Development Co., Ltd.	PRC	100%		Investment holding
Shenzhen Shenke Medical Instrument Technical Development Co., Ltd	PRC	51%		Manufacturing and sales of medical equipments and research and development of related products
Suzhou Hyssen Electronic Technology Ltd	PRC	51%		Manufacturing and sales of medical equipments and research and development of related products
Xi’an Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	100%		Research and development of medical equipments and related products
Chengdu Shen Mindray Medical Electronics Technology Research Institute Co., ltd.	PRC	100%		Research and development of medical equipments and related products
Shenzhen Mindray Software Technology Co., Ltd.	PRC	100%		Development and sale of software applications

Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2011
Movements in Allowances for Doubtful Accounts

Movements in allowance for doubtful accounts were as follows:

	December 31,
	2009	2010	2011
Balance at beginning of year	$3,942	$7,609	$7,821
Allowance/(recovery) made during the year	3,667	212	(34)

Balance at end of year	$7,609	$7,821	$7,787

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories	Inventories consisted of the following:

	December 31,
	2010	2011
Raw materials	$34,356	$40,742
Work-in-progress	25,686	30,478
Finished goods	19,143	23,470

	$79,185	$94,690

Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31,
	2010	2011
At cost
Land	$3,514	$4,485
Buildings and leasehold improvements	166,928	188,738
Plant and machinery	25,989	33,557
Electronic equipment, furniture and fixtures	70,727	87,175
Motor vehicles	2,112	2,244

Total	269,270	316,199
Less: Accumulated depreciation	(73,177)	(95,377)

	196,093	220,822
Construction in progress	11,543	17,130

Net book value	$207,636	$237,952

Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2011
Analysis of Company's Interests in Land Use Rights Representing Prepaid Operating Lease Payments and Net Book Value

The Company’s interests in land use rights represent prepaid operating lease payments and their net book value is analyzed as follows:

	December 31,
	2010	2011
Cost
Land use rights in PRC	$47,706	$58,086
Less: Accumulated amortization	(1,627)	(2,814)

Net book value	$46,079	$55,272

Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2011
Components of Intangible Assets

Intangible assets, net consisted of the following:

		December 31, 2010			December 31, 2011
	Range of Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Tradenames	9-10 years	$8,900	$2,641	$6,259	$13,735	$114	$13,621
Completed technologies	4-5 years	20,301	11,505	8,796	21,937	15,359	6,578
Core technologies
— acquired	3-11 years	9,570	5,952	3,618	10,549	6,466	4,083
— self-developed software	3-5 year	17,045	142	16,903	33,046	2,779	30,267
Customer relationships	10-12 years	29,892	6,641	23,251	31,002	9,233	21,769
Other intangible assets	Indefinite	7,420	—	7,420	7,711	—	7,711

Total		$93,128	$26,881	$66,247	$117,980	$33,951	$84,029

Estimated Aggregate Amortization Expense for Next Five Years

Estimated aggregate amortization expense for each of the next five years ended December 31, is as follows:

2012	$12,189
2013	11,498
2014	9,642
2015	8,419
2016	8,288
2017 and thereafter	26,282

$76,318

Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Movements in Goodwill

Movements in goodwill were as follows:

	Patient Monitoring and Life Support Devices	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
Balance as of December 31, 2009	$104,318	$5,225	$5,232	$278	$115,053
Foreign currency translation	563	28	28	—	619

Balance as of December 31, 2010	104,881	5,253	$5,260	$278	$115,672
Goodwill arising from acquisitions during the year	6,490	5,535	—	—	12,025
Foreign currency translation	498	376	244	25	1,143

Balance as of December 31, 2011, gross and net	$111,869	$11,164	$5,504	$303	$128,840

Bank loans (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Assets that are Pledged as Collateral for Borrowings

Summarized below are borrowings as of December 31, 2010 and 2011:

	December 31, 2010		December 31, 2011
	Pledged Cash and Investments	Outstanding Loan Balance	Pledged Cash and Investments	Outstanding Loan Balance
Bank of China (New York) Limited	—	—	—	$50,000
Bank of China (Hong Kong) Limited	—	—	—	35,025
China Industrial Bank	—	—	—	475

	—	—	—	85,500
Less:
Non-current portion	—	—	—	35,025

Current portion	—	—	—	$50,475

Notes payable (Tables)	12 Months Ended
Dec. 31, 2011
Notes Payable

	December 31,
	2010	2011
Notes payable	$5,773	$7,013

Other payables (Tables)	12 Months Ended
Dec. 31, 2011
Components of Other Payables

Other payables consisted of the following:

	December 31,
	2010	2011
Accrued tender expenses	$2,757	$4,256
Accrued construction costs	26,005	11,022
Accrued operating expenses	15,595	22,021
Accrued professional fees	2,806	3,261
Advance subsidies	3,126	6,325
Commissions payable	585	980
Guarantee deposits from distributors	7,230	8,953
Interest payable	612	588
Accrued warranty	5,822	8,974
Other taxes payable	1,576	612
Others	501	507

	$66,615	$67,499

Share-based compensation plan (Tables)	12 Months Ended
Dec. 31, 2011
Weighted-Average Assumptions Used Under Black-Scholes Option Pricing Model to Estimate Fair Value of Options on Grant Date

Management used the Black-Scholes option pricing model to estimate the fair value of the options on grant date with the following weighted-average assumptions:

Year of grant	December 31, 2009	December 31, 2010	December 31, 2011
Risk-free interest rate	2% to 2.8%	2.27%	—
Expected life	5.2 to 6.0 years	5.5 years	—
Assumed volatility	38.1% to 40.0%	28.8%	—
Expected dividends	1.0% to 2.0%	2%	—
Fair value on grant date	$5.76 to $10.63	$9.94	—

Summary of Options Under Plan and Changes in Period

A summary of options and under the Plan as of December 31, 2011 and changes in the period is presented below:

	Options	Weighted Average Exercise Price
		$
Outstanding as of December 31, 2010	6,158,406	12.22
Granted	—	—
Exercised	(779,979)	9.08
Forfeited	(61,559)	22.07

Outstanding as of December 31, 2011	5,316,868	12.56

Summary of Information about Stock Options Issued Under Plan that are Outstanding and Exercisable

The following table summarizes information about stock options issued under the Plan described above that are outstanding and exercisable as of December 31, 2011:

	Options Outstanding				Options Exercisable
Range of exercise price	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(Dollars in thousands, except for price/share data)
		$		$		$		$
$5.00	1,693,951	5.00	2.15	34,963	1,693,951	5.00	2.15	34,963
$11.00 — $18.34	1,891,501	11.08	2.72	27,539	1,880,501	11.04	2.70	27,459
$20.50 — $24.01	1,670,077	21.10	3.44	7,689	1,216,157	21.11	3.43	5,568
$32.54 — $40.2	61,339	34.21	1.56	—	37,189	35.01	1.95	—

Total	5,316,868	12.56	2.75	70,191	4,827,798	11.64	2.68	67,990

Summary of Status of Company's Nonvested Shares as of Changes

A summary of the status of the Company’s non-vested shares as of changes in the year ended December 31, 2011, is presented below:

	Shares	Weighted Average Grant Date Fair Value
		$
Non-vested as of December 31, 2010	360,715	26.17
Granted	502,250	27.10
Vested	(177,455)	26.33
Forfeited	(43,163)	26.69

Non-vested as of December 31, 2011	642,347	26.81

Basic and diluted earnings per share (Tables)	12 Months Ended
Dec. 31, 2011
Computation of Potential Dilutive Shares for Period

The following is a computation of potential dilutive shares for the periods:

	Years Ended December 31,
	2009	2010	2011
Numerator for calculation of basic and diluted earnings per share:
Net income	$139,188	$155,466	$166,629

Denominator:
Weighted average number of ordinary shares for calculation of basic earnings per share	108,567,305	113,638,024	115,254,095
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	4,458,470	3,943,172	3,195,756

Weighted average number of ordinary shares for calculation of diluted earnings per share	113,025,775	117,581,196	118,449,851

Other income, net (Tables)	12 Months Ended
Dec. 31, 2011
Other Income, Net

	Years Ended December 31,
	2009	2010	2011
Government and other subsidies	$11,690	$9,129	$1,960
Service fee	342	—	—
Others, net	(565)	(294)	1,148
Income from early termination of contract	14,058	—	—

Other income, net	$25,525	$8,835	$3,108

Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Taxes	The components of income taxes were as follows:

	2009	2010	2011
Current taxes	$24,793	$14,739	$19,974
Deferred taxes charge	3,971	2,892	2,673

Total income taxes expenses	$28,764	$17,631	$22,647

Components of Deferred Tax Assets and Liabilitie

Components of deferred tax assets and liabilities were as follows:

	December 31,
	2010	2011
Deferred tax assets are analyzed as:
Accrued compensation	$896	$698
Accrued intercompany loan interest	5,074	—
Acquired intangible assets	4,486	4,861
Bad debt provision	1,025	1,044
Depreciation of property, plant and equipment	430	342
Government subsidies	197	714
Inventory write-down	380	(397)
Sales incentive and warranty accruals	1,124	1,705
Tax loss	17,872	31,335
Others	129	126
Valuation allowance	(29,132)	(36,945)

	$2,481	$3,483

Deferred tax liabilities are analyzed as:
Acquired intangible assets	$(8,268)	$(12,925)

Total	$(5,787)	$(9,442)

Analysis of Deferred Tax Assets and Liabilities

The valuation allowance is recorded in relation to a loss-making subsidiary.

	December 31,
	2010	2011
Deferred tax assets are analyzed as:
Current	$2,481	$3,483

Deferred tax liabilities are analyzed as:
Non-current	(8,268)	(12,925)

Total	$(5,787)	$(9,442)

Movements in Valuation Allowance

Movements in valuation allowance were as follows:

	2009	2010	2011
Balance at beginning of year	$4,702	$14,674	$29,132
Current period addition	9,972	14,458	7,813

Balance at end of year	$14,674	$29,132	$36,945

Reconciliation of Income Tax Expense to Amount Computed by Applying Current Tax Rate to Income Before Income Taxes in Consolidated Statements of Operations

Reconciliation of income tax expense to the amount computed by applying the current tax rate to the income before income taxes in the consolidated statements of operations is as follows:

	2009	2010	2011
Income before income taxes	$167,952	$173,097	$189,572
PRC enterprise income tax rate	15%	15%	15%
Income tax at PRC enterprise income tax rate on income before income taxes	25,193	25,140	32,196
Effect of net income for which no income tax benefit/expense is receivable/payable	5,650	(514)	1,252
Effect of foreign income tax rate	(6,784)	(12,823)	(10,392)
Change in PRC income tax rate	(48)	(832)	(124)
Employee share-based compensation	1,650	1,466	1,909
Non-taxable VAT refund	(3,711)	(2,650)	(3,303)
Additional deduction on R&D expenses	(3,158)	(3,720)	(5,109)
Over provision of income tax expense in prior years	—	(2,162)	(1,595)
Valuation allowance	9,972	13,726	7,813

Total income taxes expense	$28,764	$17,631	$22,647

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2010	2011
Unrecognized tax benefits beginning balance	$1,335	$1,742
Gross decrease — tax positions in prior year	(446)	(417)
Gross increase — current period tax positions	853	2,326

Unrecognized tax benefits ending balance	$1,742	$3,651

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the date of acquisition.

Current assets	$4,212
Property, plant, and equipment	244
Intangible assets	3,716
Goodwill	12,025

Total assets acquired	20,197
Current liabilities	(2,011)
Deferred tax liabilities	(926)

Net assets acquired	17,260
Non-controlling interests	(7,847)

Total consideration	$9,413
Less: Consideration payable included in Other Payables	(2,142)
Less: Cash acquired	(741)

Acquisition cost, net of cash received	6,530

Acquired Intangible Assets	Acquired intangible assets:

	Estimated Useful Life	Gross Carrying Amount
Tradename	10 years	$1,306
Core technology	10 years	1,631
Customer relationships	10 years	779

Total Intangible Assets		$3,716

Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Minimum Rentals Under Operating Leases	The minimum rentals under operating leases are as follows:

Years ended December 31,
2012	$9,281
2013	7,337
2014	4,044
2015	3,400
2016	3,297
2017 and thereafter	3,619

$30,978

Segment reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment reporting

For the years ended December 31,

	Patient Monitoring and Life Support Devices	In-vitro Diagnostic Products	Medical Imaging Systems	Others	Total
For the Years Ended December 31,
2011
Net revenues	$386,692	$222,270	$221,603	$50,178	$880,743
Cost of revenues	(174,509)	(98,348)	(77,020)	(44,425)	(394,302)

Gross profit	$212,183	$123,922	$144,583	$5,753	$486,441

2010
Net revenues	$316,223	$175,245	$173,170	$39,671	$704,309
Cost of revenues	(136,388)	(70,554)	(57,086)	(39,306)	(303,334)

Gross profit	$179,835	$104,691	$116,084	$365	$400,975

2009
Net revenues	$278,082	$155,406	$162,470	$38,225	$634,183
Cost of revenues	(122,979)	(67,963)	(59,702)	(29,675)	(280,319)

Gross profit	$155,103	$87,443	$102,768	$8,550	$353,864

Net Revenues Attributable by Country of Domicile

The Company’s revenues by geography are based on country of customer destination. The net revenues attributable by country of domicile, the United States of America and other countries are as follows:

	Years Ended December 31,
	2009	2010	2011
Net revenues:
PRC	$292,607	$293,435	$374,312
United States Europe (Note a)	105,259 75,574	104,814 87,720	136,689 91,046
Other countries (Note a)	160,743	218,340	278,696

Total consolidated net revenues	$634,183	$704,309	$880,743

Long-Lived Assets Located at Respective Geographic Areas

Long-lived assets located at the respective geographic areas are as follows:

	Year Ended December 31,
	2010	2011
Long-lived assets
PRC	$219,467	$259,685
United States	29,173	28,338
Other countries	5,075	5,201

Total consolidated assets	$253,715	$293,224

Organization and Principal Activities - Additional Information (Detail) (USD $)	1 Months Ended
Mar. 09, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of American Depository shares offered	4,000,000
Price of Class A ordinary shares per ADS	$ 38.2

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year Customer Contract	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Short-term investments in banking product	$ 479,173	$ 296,003
Gain on fair value change of derivative instruments	891
Number of foreign exchange forward contracts	4
Estimated useful lives of finite lived intangible assets, minimum	3
Estimated useful lives of finite lived intangible assets, maximum	12
Value added tax (VAT) percentage	17.00%	17.00%	17.00%
Amount of tax collected from customers on behalf of the tax authority	60,379	47,031	45,470
Value added tax (VAT) refund percentage	14.00%	14.00%	14.00%
Amount of VAT refund	21,525	17,690	24,746
Shipping and handling costs	18,189	13,979	8,330
Subsidies recognized as other income	1,960	5,093	11,690
Capitalized software development costs	14,040	8,837	4,645
Advertising expenses	1,727	1,348	1,063
Customer who contributed for 10% or more of the Company's net revenues	0
Minimum likelihood of tax benefits being recognized upon settlement	50.00%
Land Use Rights | Minimum
Significant Accounting Policies [Line Items]
Land use right estimated useful life	20
Land Use Rights | Maximum
Significant Accounting Policies [Line Items]
Land use right estimated useful life	50
Restricted Cash and Cash Equivalents
Significant Accounting Policies [Line Items]
Annual Interest rate on investments			4.78%
Short-term Investments | onward lending
Significant Accounting Policies [Line Items]
Annual Interest rate on investments	7.00%	5.00%
Short-term investments		219,661
Short-term investments in banking product	143,899
Short-term Investments | Group Eleven
Significant Accounting Policies [Line Items]
Annual Interest rate on investments	7.00%
Short-term investments in banking product	$ 331,817

Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2011
Land
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	Indefinite
Building and Building Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life	Shorter of lease term or 15 to 50 years
Property plant and equipment estimated useful life, minimum	15
Property plant and equipment estimated useful life, maximum	50
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life, minimum	3
Property plant and equipment estimated useful life, maximum	5
Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life, minimum	3
Property plant and equipment estimated useful life, maximum	5
Vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful life, maximum	5

Movements in Warranty Provision (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product Liability Contingency [Line Items]
Balance at beginning of year	$ 5,822	$ 4,172	$ 3,067
Warranty liabilities assumed in connection with acquisitions	15
Provision made during the year	13,165	9,007	7,399
Settlement made during the year	(9,660)	(7,357)	(6,294)
Balance at end of year	$ 9,342	$ 5,822	$ 4,172

Financial Assets and Liabilities Measured and Recognized at Fair Value on a Recurring Basis and Classified Under Appropriate Level of Fair Value Hierarchy (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recognized at fair value on recurring basis	$ 124,311	$ 137,502
Short-term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recognized at fair value on recurring basis	479,173	296,003
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recognized at fair value on recurring basis	124,311	137,502
Fair Value, Inputs, Level 2 | Short-term Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured and recognized at fair value on recurring basis	$ 479,173	$ 296,003

Particulars Regarding Legal Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2011
Mindray Medical Sweden AB | SWEDEN
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Manufacturing and sales of medical equipments and research and development of related products
Beijing Shen Mindray Medical Electronics Technology Research Institute Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	99.90%
Principal activities	Research and development of medical equipment
Datascope International B.V. Netherlands Filial | NETHERLANDS
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Investment holding
Mindray Distribution And Commercialization Of Medical Equipment Brazil Ltda | BRAZIL
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipments
Mindray UK Limited | UNITED KINGDOM
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Sales and marketing of medical equipment
Mindray DS USA Inc. | UNITED STATES
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Manufacturing and sales of medical equipments and research and development of related products
Mindray Global Limited | VIRGIN ISLANDS, BRITISH
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Investment holding
Mindray Investments Singapore Pte Ltd | SINGAPORE
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Investment holding
Mindray Medical Canada Limited | CANADA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical France SARL | FRANCE
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Germany GmbH | GERMANY
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical India Private Limited | INDIA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Italy Srl | ITALY
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Mexico S de R L de C V | MEXICO
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Netherlands B.V. | NETHERLANDS
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Rus Limited | RUSSIAN FEDERATION
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Technology Istanbul Limited Liability Company | TURKEY
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Research And Development Limited | VIRGIN ISLANDS, BRITISH
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Investment holding
MR Holdings (HK) Limited | HONG KONG
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Investment holding
MR Investments (HK) Limited | HONG KONG
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Investment holding
Nanjing Mindray Bio Medical Electronics Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Manufacturing and sales of medical equipments and research and development of related products
PT Mindray Medical Indonesia | INDONESIA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Shenzhen Mindray Bio Medical Electronics Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	99.99%
Principal activities	Manufacturing and sales of medical equipments and research and development of related products
Mindray Medical Colombia S.A.S | COLOMBIA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Egypt Limited | EGYPT
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Espana S.L | SPAIN
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Thailand Limited | THAILAND
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Shenzhen Mindray Investment and Development Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Investment holding
Shenzhen Shenke Medical Instrument Technical Development Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	51.00%
Principal activities	Manufacturing and sales of medical equipments and research and development of related products
Suzhou Hyssen Electronic Technology Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	51.00%
Principal activities	Manufacturing and sales of medical equipments and research and development of related products
Xi'an Shen Mindray Medical Electronics Technology Research Institute Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Research and development of medical equipments and related products
Chengdu Shen Mindray Medical Electronics Technology Research Institute Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Research and development of medical equipments and related products
Shenzhen Mindray Software Technology Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Development and sale of software applications

Movements in Allowances for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 7,821	$ 7,609	$ 3,942
Allowance/(recovery) made during the year	(34)	212	3,667
Balance at end of year	$ 7,787	$ 7,821	$ 7,609

Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Inventory [Line Items]
Raw materials	$ 40,742	$ 34,356
Work-in-progress	30,478	25,686
Finished goods	23,470	19,143
Inventories	$ 94,690	$ 79,185

Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory Disclosure [Line Items]
Write-down of inventories	$ 3,105	$ 1,247	$ 1,370

Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
At cost
Land	$ 4,485	$ 3,514
Buildings and leasehold improvements	188,738	166,928
Plant and machinery	33,557	25,989
Electronic equipment, furniture and fixtures	87,175	70,727
Motor vehicles	2,244	2,112
Total	316,199	269,270
Less: Accumulated depreciation	(95,377)	(73,177)
Property, Plant, and Equipment, Fair Value Disclosure, Total	220,822	196,093
Construction in progress	17,130	11,543
Net book value	$ 237,952	$ 207,636

Property, Plant and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 23,215	$ 18,775	$ 18,697

Analysis of Company's Interests in Land Use Rights Representing Prepaid Operating Lease Payments and Net Book Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cost
Land use rights in PRC	$ 58,086	$ 47,706
Less: Accumulated amortization	(2,814)	(1,627)
Net book value	$ 55,272	$ 46,079

Land Use Rights, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leased Assets [Line Items]
Amortization of land use rights	$ 1,093	$ 847	$ 506

Components of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010
Intangible Assets by Major Class [Line Items]
Range of life, minimum	3
Range of life, maximum	12
Gross Carrying Amount - Total Intangible Assets	$ 117,980	$ 93,128
Accumulated Amortization - Total Intangible Assets	33,951	26,881
Net Carrying Amount - Total Intangible Assets	84,029	66,247
Other Intangible Assets
Intangible Assets by Major Class [Line Items]
Other intangible assets	Indefinite
Gross Carrying Amount - Indefinite-Lived Intangible Assets	7,711	7,420
Net Carrying Amount - Indefinite-Lived Intangible Assets	7,711	7,420
Trade Names
Intangible Assets by Major Class [Line Items]
Range of life, minimum	9
Range of life, maximum	10
Gross Carrying Amount - Finite-Lived Intangible Assets	13,735	8,900
Accumulated Amortization - Finite-Lived Intangible Assets	114	2,641
Net Carrying Amount - Finite-Lived Intangible Assets	13,621	6,259
Completed Technology
Intangible Assets by Major Class [Line Items]
Range of life, minimum	4
Range of life, maximum	5
Gross Carrying Amount - Finite-Lived Intangible Assets	21,937	20,301
Accumulated Amortization - Finite-Lived Intangible Assets	15,359	11,505
Net Carrying Amount - Finite-Lived Intangible Assets	6,578	8,796
Core technology - acquired
Intangible Assets by Major Class [Line Items]
Range of life, minimum	3
Range of life, maximum	11
Gross Carrying Amount - Finite-Lived Intangible Assets	10,549	9,570
Accumulated Amortization - Finite-Lived Intangible Assets	6,466	5,952
Net Carrying Amount - Finite-Lived Intangible Assets	4,083	3,618
Core technology - self-developed software
Intangible Assets by Major Class [Line Items]
Range of life, minimum	3
Range of life, maximum	5
Gross Carrying Amount - Finite-Lived Intangible Assets	33,046	17,045
Accumulated Amortization - Finite-Lived Intangible Assets	2,779	142
Net Carrying Amount - Finite-Lived Intangible Assets	30,267	16,903
Customer Relationships
Intangible Assets by Major Class [Line Items]
Range of life, minimum	10
Range of life, maximum	12
Gross Carrying Amount - Finite-Lived Intangible Assets	31,002	29,892
Accumulated Amortization - Finite-Lived Intangible Assets	9,233	6,641
Net Carrying Amount - Finite-Lived Intangible Assets	$ 21,769	$ 23,251

Intangible Assets, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense	$ 9,568	$ 7,450	$ 8,149

Estimated Aggregate Amortization Expense for Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Expected Amortization Expense [Line Items]
Estimated aggregate amortization expense - 2012	$ 12,189
Estimated aggregate amortization expense - 2013	11,498
Estimated aggregate amortization expense - 2014	9,642
Estimated aggregate amortization expense - 2015	8,419
Estimated aggregate amortization expense - 2016	8,288
Estimated aggregate amortization expense - 2017 and thereafter	26,282
Finite-Lived Intangible Assets, Future Amortization Expense, Total	$ 76,318

Movements in Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Patient Monitoring And Life Support Devices	Dec. 31, 2010 Patient Monitoring And Life Support Devices	Dec. 31, 2011 In-Vitro Diagnostic Products	Dec. 31, 2010 In-Vitro Diagnostic Products	Dec. 31, 2011 Medical Imaging Systems	Dec. 31, 2010 Medical Imaging Systems	Dec. 31, 2011 All Other Segments	Dec. 31, 2009 All Other Segments
Goodwill [Line Items]
Balance as of beginning of period	$ 115,672	$ 115,053	$ 104,881	$ 104,318	$ 5,253	$ 5,225	$ 5,260	$ 5,232	$ 278	$ 278
Goodwill arising from acquisitions during the year	12,025		6,490		5,535
Foreign currency translation	1,143	619	498	563	376	28	244	28	25
Balance as of end of period	$ 128,840	$ 115,672	$ 111,869	$ 104,881	$ 11,164	$ 5,253	$ 5,504	$ 5,260	$ 303	$ 278

Summary of Assets that are Pledged as Collateral for Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Pledged Cash and Investments
Less: Non-current portion
Current portion
Outstanding Loan Balance	85,500
Less: Non-current portion	35,025
Current portion	50,475
Bank of China New York Limited
Debt Instrument [Line Items]
Pledged Cash and Investments
Outstanding Loan Balance	50,000
Bank Of China (Hong Kong) Limited
Debt Instrument [Line Items]
Pledged Cash and Investments
Outstanding Loan Balance	35,025
China Industrial Bank
Debt Instrument [Line Items]
Pledged Cash and Investments
Outstanding Loan Balance	$ 475

Bank Loans - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2009 USD ($)	Dec. 31, 2011	Apr. 14, 2009 Term Loan A USD ($)	Apr. 14, 2009 Term Loan A CNY	Apr. 26, 2011 Term Loan B [Member] USD ($)	Dec. 31, 2009 Three Month LIBOR	Jul. 18, 2011 Revolving Credit Facility USD ($)	Dec. 31, 2009 Revolving Credit Facility USD ($)	Jul. 18, 2011 Revolving Credit Facility Six Month LIBOR
Debt Disclosure [Line Items]
Debt instrument maturity period			1 year	1 year	2 years		1 year	1 year
Revolving working capital facility							$ 50,000	$ 25,000
Borrowing capacity								13,000
Revolving working capital facility, outstanding balance								5,000
Unused facility								8,000
Margin of interest charged above LIBOR					2.10%	1.30%			1.80%
Revolving working capital facility, repaid	5,000
Revolving working capital facility, renewal date	June 2009
Revolving working capital facility, expiration date	March 2010
Term loan facility			54,000		35,000
Interest rate on loan			1.45%	1.45%
Secured Fixed deposit			$ 54,000	367,180
Weighted average interest rate		2.30%

Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Notes Payable [Line Items]
Notes payable	$ 7,013	$ 5,773

Notes Payable - Additional Information (Detail) (Notes Payable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Banking	Dec. 31, 2010 Banking
Debt Instrument [Line Items]
Notes payable due dates	30 days	90 days
Current borrowing capacity			$ 94,952	$ 91,039
Unused facility			$ 28,979	$ 85,266

Components of Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable and Accrued Liabilities [Line Items]
Accrued tender expenses	$ 4,256	$ 2,757
Accrued construction costs	11,022	26,005
Accrued operating expenses	22,021	15,595
Accrued professional fees	3,261	2,806
Advance subsidies	6,325	3,126
Commissions payable	980	585
Guarantee deposits from distributors	8,953	7,230
Interest payable	588	612
Accrued warranty	8,974	5,822
Other taxes payable	612	1,576
Others	507	501
Other payables	$ 67,499	$ 66,615

Secondary Offering - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 09, 2010	Dec. 31, 2010
Stockholders Equity Note [Line Items]
Number of American Depository shares offered	4,000,000
Price of Class A ordinary shares per ADS	$ 38.2
Net proceeds from secondary public offering	$ 149,661	$ 149,661
Gross proceeds from secondary public offering	152,800
Legal and professional fees	$ 3,139

Dividends - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends [Line Items]
Declared and distributed dividends	$ 34,522	$ 22,799	$ 21,598

Share-Based Compensation Plan - Additional Information (Detail) (USD $)	1 Months Ended			12 Months Ended					1 Months Ended											12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended
	Sep. 09, 2011	Feb. 15, 2011	Aug. 17, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Minimum	Dec. 31, 2009 Maximum	Aug. 17, 2010 non-vested shares will be vested once a year over three years, with approximately 33% vesting each year starting January 1, 2011.	Aug. 17, 2010 non-vested shares will be vested once a year over five years, with 20% vesting each year starting January 1, 2011.	Feb. 15, 2011 non-vested shares have different vesting schedules shares were 100% vested at February 15, 2011.	Feb. 15, 2011 vested once a year over three years with approximately 33% vesting each year starting January 1, 2012.	Sep. 09, 2011 vested once a year over three years with approximately 33% vesting each year starting July 1, 2012.	Sep. 09, 2011 vested once a year over four years with 25% vesting each year starting July 1, 2012.	May 14, 2010 2006 Employee Share Option Plan	Aug. 06, 2009 2006 Employee Share Option Plan	Mar. 16, 2009 2006 Employee Share Option Plan	Mar. 11, 2009 2006 Employee Share Option Plan	Mar. 06, 2009 2006 Employee Share Option Plan	Dec. 31, 2011 2006 Employee Share Option Plan Year	Dec. 31, 2010 2006 Employee Share Option Plan	Dec. 31, 2009 2006 Employee Share Option Plan	Sep. 30, 2006 2006 Employee Share Option Plan	Sep. 30, 2006 2006 Employee Share Option Plan Maximum	Mar. 06, 2009 Restricted Stock	Dec. 31, 2011 Restricted Stock Year	Dec. 31, 2010 Restricted Stock	Dec. 31, 2009 Restricted Stock	Mar. 06, 2009 Restricted Stock Minimum	Mar. 06, 2009 Restricted Stock Maximum	Mar. 06, 2009 Restricted Stock non-vested shares have different vesting schedules 5,000 non-vested shares were vested immediately on March 30, 2009.	Mar. 06, 2009 Restricted Stock non-vested shares will be vested once a year over three to five years according to the date these employees joined the Company.
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of exercisable shares authorized under stock option plans																								21,000,000
Employee share incentive plan termination year																							2016
Options granted during period															45,000	28,200			27,500
Exercise price of options granted															$ 32.54	$ 29.3			$ 18.34
Options subject to graded vesting, percentage of options vesting in year one																20.00%			20.00%
Options subject to graded vesting, percentage of options vesting in year two																20.00%			20.00%
Options subject to graded vesting, percentage of options vesting in year three																20.00%			20.00%
Options subject to graded vesting, percentage of options vesting in year four																20.00%			20.00%
Options subject to graded vesting, percentage of options vesting in year five																			20.00%
Vesting period									3 years	5 years		3 years	3 years	4 years	3 years	4 years			5 years										3 years	5 years
Stock option first vesting period															These stock options are subject to graded vesting with approximately 16.67% of the options vesting twice a year over a three-year period, with its first vesting on July 1, 2010.	These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a four-year period, with its first vesting on June 30, 2010.			These stock options are subject to graded vesting with approximately 20% of the options vesting each year over a five-year period, with its first vesting on December 31, 2010.
Minimum exercise price of shares that are exchangable under option exchange program, per share																		$ 24
Increase in fair value of options granted as a result of option exchange																	$ 2,300,000
Nonvested restricted shares, percentage of shares vesting each year									33.00%	20.00%	100.00%	33.00%	33.00%	25.00%	16.67%
Weighted-average grant-date fair value of options granted during the year					$ 9.94	$ 8.23	$ 5.76	$ 10.63
Total intrinsic values of share options exercised during the year																				12,820,000	21,194,000	35,045,000
Total intrinsic value of exercisable share options				67,990,000																67,990,000	82,684,000	100,658,000
Total intrinsic value of the outstanding share options				70,191,000																70,191,000	87,951,000	168,159,000
Proceeds from exercise of options				7,121,000	11,160,000	13,177,000
Unrecognized compensation cost related to non-vested shares granted																				2,174,000						10,587,000
Weighted average period of recognition of unrecognized compensation cost																				3.4						2.03
Total stock options vested and expected to vest, shares																				5,300,000
Stock options vested and expected to vest, weighted-average remaining contractual life																				2.75
Stock options vested and expected to vest, weighted-average exercise price																				$ 12.51
Stock options vested and expected to vest, aggregated intrinsic value																				70,081,000
Nonvested restricted shares granted during period	19,900	482,350	342,480	502,250					338,980	3,500	57,700	424,650	9,900	10,000											26,205							21,205
Nonvested restricted shares granted vested immediately																															5,000
Vesting date												Jan 1, 2012	Jul 1, 2012	Jul 1, 2012
Total fair value of shares vested during the year																										$ 4,886,000	$ 300,000	$ 353,000
Treasury stock, shares				387,454

Weighted-Average Assumptions Used Under Black-Scholes Option Pricing Model to Estimate Fair Value of Options on Grant Date (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Year	Dec. 31, 2009
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate		2.27%
Expected life		5.5
Assumed volatility		28.80%
Expected dividends		2.00%
Fair value on grant date		$ 9.94	$ 8.23
Minimum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate, minimum			2.00%
Expected life, minimum			5.2
Assumed volatility, minimum			38.10%
Expected dividends			1.00%
Fair value on grant date			$ 5.76
Maximum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate, maximum			2.80%
Expected life, maximum			6
Assumed volatility, maximum			40.00%
Expected dividends			2.00%
Fair value on grant date			$ 10.63

Summary of Options Under Plan and Changes in Period (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Options
Outstanding as of beginning of period	6,158,406
Granted
Exercised	(779,979)
Forfeited	(61,559)
Outstanding as of end of period	5,316,868
Weighted Average Exercise Price
Outstanding as of beginning of period	$ 12.22
Granted
Exercised	$ 9.08
Forfeited	$ 22.07
Outstanding as of end of period	$ 12.56

Summary of Information about Stock Options Issued Under Plan that are Outstanding and Exercisable (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2011 Range One Year	Dec. 31, 2011 Range Two Year	Dec. 31, 2011 Range Three Year	Dec. 31, 2011 Range Four Year
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, minimum				$ 11	$ 20.5	$ 32.54
Range of Exercise Price, maximum			$ 5	$ 18.34	$ 24.01	$ 40.2
Options Outstanding, Number of Options	5,316,868	6,158,406	1,693,951	1,891,501	1,670,077	61,339
Options Outstanding, Weighted- Average Exercise Price	$ 12.56	$ 12.22	$ 5	$ 11.08	$ 21.1	$ 34.21
Options Outstanding, Weighted- Average Remaining Contractual Term (Years)	2.75		2.15	2.72	3.44	1.56
Options Outstanding, Aggregate Intrinsic Value	$ 70,191		$ 34,963	$ 27,539	$ 7,689
Options Exercisable, Number of Options	4,827,798		1,693,951	1,880,501	1,216,157	37,189
Options Exercisable, Weighted- Average Exercise Price	$ 11.64		$ 5	$ 11.04	$ 21.11	$ 35.01
Options Exercisable, Weighted- Average Remaining Contractual Term (Years)	2.68		2.15	2.7	3.43	1.95
Options Exercisable, Aggregate Intrinsic Value	$ 67,990		$ 34,963	$ 27,459	$ 5,568

Summary of Status of Company's Nonvested Shares as of Changes (Detail) (USD $)	1 Months Ended			12 Months Ended
	Sep. 09, 2011	Feb. 15, 2011	Aug. 17, 2010	Dec. 31, 2011
Shares
Nonvested as of beginning of period				360,715
Granted	19,900	482,350	342,480	502,250
Vested				(177,455)
Forfeited				(43,163)
Nonvested as of end of period				642,347
Weighted Average Grant Date Fair Value
Nonvested as of beginning of period				$ 26.17
Granted				$ 27.1
Vested				$ 26.33
Forfeited				$ 26.69
Nonvested as of end of period				$ 26.81

Computation of Potential Dilutive Shares for Period (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator for calculation of basic and diluted earnings per share:
Net income	$ 166,629	$ 155,466	$ 139,188
Denominator:
Weighted average number of ordinary shares for calculation of basic earnings per share	115,254,095	113,638,024	108,567,305
Effect of dilutive potential ordinary shares attributable to share options and restricted shares	3,195,756	3,943,172	4,458,470
Weighted average number of ordinary shares for calculation of diluted earnings per share	118,449,851	117,581,196	113,025,775

Basic and Diluted Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share options to purchase ordinary shares that were not included in the computation of diluted income per common share because their effect were anti-dilutive	109,439	90,200	273,861

Other Income, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Other Income, Nonoperating [Line Items]
Government and other subsidies	$ 1,960	$ 9,129	$ 11,690
Service fee			342
Others, net	1,148	(294)	(565)
Income from early termination of contract			14,058
Other income, net	$ 3,108	$ 8,835	$ 25,525

Other Income, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Component of Other Income, Nonoperating [Line Items]
Income from early termination of contract	$ 14,058

Staff Retirement Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CHINA
Defined Contribution Plan Disclosure [Line Items]
Contributions to staff retirement plans	$ 8,786	$ 5,826	$ 5,273
Foreign
Defined Contribution Plan Disclosure [Line Items]
Contributions to staff retirement plans	$ 3,254	$ 1,753	$ 1,716

Components of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Current taxes	$ 19,974	$ 14,739	$ 24,793
Deferred taxes (credit)/charge	2,673	2,892	3,971
Total income taxes expense	$ 22,647	$ 17,631	$ 28,764

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Federal Income tax rate	15.00%	15.00%	15.00%
Valuation allowance	$ 36,945,000
Assumption utilized to recognize valuation allowance	The Company recognizes an operating loss in certain jurisdictions and as a result, performs an assessment based on the weight of available evidence, whether it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets within these loss jurisdictions will not be realized.
Minimum likelihood of tax benefits being recognized upon settlement	50.00%
Unrecognized tax benefits	3,651,000	1,742,000	1,335,000
CHINA
Income Taxes [Line Items]
China Unified Corporate Income Tax	25.00%
Adjusted corporate income tax rate		10.00%	10.00%
Corporate income tax savings		7,600,000	8,600,000
CHINA | Transfer Pricing Matters
Income Taxes [Line Items]
Number of years tax returns are subject to examination	10 years
CHINA | Non Transfer Pricing Matters
Income Taxes [Line Items]
Number of years tax returns are subject to examination	5 years
CHINA | Shenzhen Mindray Bio Medical Electronics Co Ltd | New And Hi Tech Enterprises
Income Taxes [Line Items]
Federal Income tax rate	15.00%
CHINA | Beijing Shen Mindray Medical Electronics Technology Research Institute Co Ltd
Income Taxes [Line Items]
Description of corporate income tax exemption	Beijing Shen Mindray Bio-Medical Electronics Technology Research Co., Ltd. is entitled to a corporate income tax exemption for three years from its first year of operations and 50% tax reduction for the fourth to sixth year.
Number of years the company is entitled to a corporate income tax exemption	3 years
Tax reduction percentage	50.00%
Preferential income tax rate	15.00%
UNITED STATES
Income Taxes [Line Items]
United States federal net operating loss carryforwards	$ 23,010,000
UNITED STATES | Minimum
Income Taxes [Line Items]
Period of expiration for operating loss carryforwards	2026
UNITED STATES | Maximum
Income Taxes [Line Items]
Period of expiration for operating loss carryforwards	2029
UNITED STATES | Mindray DS USA In
Income Taxes [Line Items]
Federal Income tax rate	35.00%
Number of years tax returns are subject to examination	3 years
Average state tax rate	8.00%
Effective tax rate	40.20%
SWEDEN | Mindray Medical Sweden AB
Income Taxes [Line Items]
Federal Income tax rate		26.30%	28.00%
Number of years tax returns are subject to examination	5 years
UNITED KINGDOM | Mindray UK Limited
Income Taxes [Line Items]
Federal Income tax rate	26.00%	28.30%
Number of years tax returns are subject to examination	4 years

Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Deferred tax assets are analyzed as:
Accrued compensation	$ 698	$ 896
Accrued intercompany loan interest		5,074
Acquired intangible assets	4,861	4,486
Bad debt provision	1,044	1,025
Depreciation of property, plant and equipment	342	430
Government subsidies	714	197
Inventory write-down	(397)	380
Sales incentive and warranty accruals	1,705	1,124
Tax loss	31,335	17,872
Others	126	129
Valuation allowance	(36,945)	(29,132)	(14,674)	(4,702)
Deferred Tax Assets, Gross, Total	3,483	2,481
Deferred tax liabilities are analyzed as:
Acquired intangible assets	(12,925)	(8,268)
Total	$ (9,442)	$ (5,787)

Analysis of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets are analyzed as:
Current	$ 3,483	$ 2,481
Deferred tax liabilities are analyzed as:
Non-current	(12,925)	(8,268)
Total	$ (9,442)	$ (5,787)

Movements in Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation Allowance [Line Items]
Balance at beginning of year	$ 29,132	$ 14,674	$ 4,702
Current period addition	7,813	14,458	9,972
Balance at end of year	$ 36,945	$ 29,132	$ 14,674

Reconciliation of Income Tax Expense to Amount Computed by Applying Current Tax Rate to Income Before Income Taxes in Consolidated Statements of Operations (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Provision of Income Taxes [Line Items]
Income before income taxes	$ 189,572	$ 173,097	$ 167,952
PRC enterprise income tax rate	15.00%	15.00%	15.00%
Income tax at PRC enterprise income tax rate on income before income taxes	32,196	25,140	25,193
Effect of net income for which no income tax benefit/expense is receivable/payable	1,252	(514)	5,650
Effect of foreign income tax rate	(10,392)	(12,823)	(6,784)
Change in PRC income tax rate	(124)	(832)	(48)
Employee share-based compensation	1,909	1,466	1,650
Non-taxable VAT refund	(3,303)	(2,650)	(3,711)
Additional deduction on R&D expenses	(5,109)	(3,720)	(3,158)
Over provision of income tax expense in prior years	(1,595)	(2,162)
Valuation allowance	7,813	13,726	9,972
Total income taxes expense	$ 22,647	$ 17,631	$ 28,764

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits beginning balance	$ 1,742	$ 1,335
Gross decrease - tax positions in prior year	(417)	(446)
Gross increase - current period tax positions	2,326	853
Unrecognized tax benefits ending balance	$ 3,651	$ 1,742

Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jul. 25, 2011 Entity	Apr. 01, 2011 Technology Limited, Shenzhen
Business Acquisition [Line Items]
Controlling stake in acquired business	51.00%
Total acquisition consideration	$ 10,208
Number of business acquired	2
Total acquisition consideration, Payable to original shareholders	9,413
Total acquisition consideration, capital contribution	795
Business acquisition contingent consideration as of the acquisition date		$ 872

Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed at Date of Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 25, 2011
Business Acquisition [Line Items]
Current assets	$ 4,212
Property, plant, and equipment	244
Intangible assets	3,716
Goodwill	12,025
Total assets acquired	20,197
Current liabilities	(2,011)
Deferred tax liabilities	(926)
Net assets acquired	17,260
Non-controlling interests	(7,847)
Total consideration	9,413
Less: Consideration payable included in Other Payables	(2,142)
Less: Cash acquired	(741)
Acquisition cost, net of cash received	$ 6,530

Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Jul. 25, 2011 Year
Acquired Intangible Assets by Major Class [Line Items]
Total Intangible Assets	$ 3,716
Trade Names
Acquired Intangible Assets by Major Class [Line Items]
Finite lived intangible assets useful life	10
Total Intangible Assets	1,306
Core Technology
Acquired Intangible Assets by Major Class [Line Items]
Finite lived intangible assets useful life	10
Total Intangible Assets	1,631
Customer Relationships
Acquired Intangible Assets by Major Class [Line Items]
Finite lived intangible assets useful life	10
Total Intangible Assets	$ 779

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Rental expenses under operating leases	$ 11,071	$ 8,784	$ 6,143
Outstanding capital commitments for property, plant and equipment	$ 23,354

Minimum Rentals Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
Minimum rentals under operating leases - 2012	$ 9,281
Minimum rentals under operating leases - 2013	7,337
Minimum rentals under operating leases - 2014	4,044
Minimum rentals under operating leases - 2015	3,400
Minimum rentals under operating leases - 2016	3,297
Minimum rentals under operating leases - 2017 and thereafter	3,619
Minimum rentals under operating leases	$ 30,978

Distribution of Profits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Retained Earnings Adjustments [Line Items]
Percentage of subsidiaries registered capital balance upto which appropriations to statutory surplus reserve is required	50.00%
Amount of restricted portion	$ 29,105	$ 27,162
Minimum
Retained Earnings Adjustments [Line Items]
Percentage of pre tax income that is required to be appropriated to the statutory surplus reserve	10.00%

Segment Reporting - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 Customer Entity	Dec. 31, 2010 Customer Entity	Dec. 31, 2009 Customer
Segment Reporting Disclosure [Line Items]
Number of reportable segments	3
Combined reportable segments to arrive at the medical imaging systems reporting segment		2
Number of customers contributed for 10% or more of Company's net revenue	0	0	0

Segment Reporting (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 880,743		$ 704,309		$ 634,183
Cost of revenues	(394,302)	[1]	(303,334)	[1]	(280,319)	[1]
Gross profit	486,441		400,975		353,864
Patient Monitoring And Life Support Devices
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	386,692		316,223		278,082
Cost of revenues	(174,509)		(136,388)		(122,979)
Gross profit	212,183		179,835		155,103
In-Vitro Diagnostic Products
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	222,270		175,245		155,406
Cost of revenues	(98,348)		(70,554)		(67,963)
Gross profit	123,922		104,691		87,443
Medical Imaging Systems
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	221,603		173,170		162,470
Cost of revenues	(77,020)		(57,086)		(59,702)
Gross profit	144,583		116,084		102,768
All Other Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	50,178		39,671		38,225
Cost of revenues	(44,425)		(39,306)		(29,675)
Gross profit	$ 5,753		$ 365		$ 8,550

[1]	Years Ended December 31, 2009 2010 2011 Share-based compensation charged during the years were included in the following: Cost of revenues $ 467 $ 320 $ 762 Selling expenses 3,406 2,569 4,429 General and administrative expenses 3,318 1,591 3,118 Research and development expenses 3,047 2,800 4,059

Net Revenues Attributable by Country of Domicile (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net revenues:
Net revenues	$ 880,743		$ 704,309		$ 634,183
CHINA
Net revenues:
Net revenues	374,312		293,435		292,607
UNITED STATES
Net revenues:
Net revenues	136,689		104,814		105,259
Europe
Net revenues:
Net revenues	91,046	[1]	87,720	[1]	75,574	[1]
Other Countries
Net revenues:
Net revenues	$ 278,696	[1]	$ 218,340	[1]	$ 160,743	[1]

[1]	Net revenues derived from Europe were previously included in "Other countries".

Long-Lived Assets Located at Respective Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-lived assets
Total consolidated assets	$ 293,224	$ 253,715
CHINA
Long-lived assets
PRC	259,685	219,467
UNITED STATES
Long-lived assets
Long-lived assets	28,338	29,173
Other Countries
Long-lived assets
Long-lived assets	$ 5,201	$ 5,075

Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jul. 25, 2011	Feb. 27, 2012 Dividend Declared	Jan. 31, 2012 Subsequent Event Zhejiang Greenlander Information Technology Co Ltd	Feb. 29, 2012 Subsequent Event Hunan Changsha Tiandiren Biotech Co Ltd
Subsequent Event [Line Items]
Date of declaration of cash dividend		Feb 27, 2012
Cash dividend declared, per share		$ 0.4
Date on or around which dividend is to be paid		Apr 10, 2012
Cash dividend declared, date of record		Mar 9, 2012
Total acquisition consideration	$ 10,208		$ 3,007	$ 2,910